1933 Act Registration No. 333-
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                      [ ] Pre-Effective    [ ] Post-Effective
                           Amendment No.       Amendment No.

                             EVERGREEN EQUITY TRUST
                            (Evergreen Growth Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116-5034

                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116-5034

                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             David Mahaffey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street
                             Washington, D.C. 20006


               It is proposed that this filing will become effective on March 25, 2003, pursuant to Rule 488.

                             EVERGREEN EQUITY TRUST

                                     PART A

                           PROSPECTUS/PROXY STATEMENT

                          [EVERGREEN INVESTMENTS LOGO]

                     EVERGREEN SELECT SMALL CAP GROWTH FUND

                               200 Berkeley Street

                                Boston, MA 02116

April 11, 2003

Dear Shareholder,

         As a shareholder of Evergreen Select Small Cap Growth Fund ("Select Small Cap Growth Fund"), you are invited to vote on a proposal to merge Select Small Cap Growth Fund into Evergreen Growth Fund ("Growth Fund"), another mutual fund within the Evergreen family of funds (the "Merger"). The Board of Trustees of Evergreen Select Equity Trust has approved the Merger and recommends that you vote FOR this proposal.

     If approved by shareholders, this is how the Merger will work:

o    Your Fund will  transfer its assets and  identified  liabilities  to Growth
     Fund.

o Growth Fund will issue new shares that will be distributed to you in an amount equal to the value of your Select Small Cap Growth Fund shares. You will receive Class I shares of Growth Fund, correspondingto the class of shares of Select Small Cap Growth Fund you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the Merger.

o You will not incur any sales loads or similar transaction charges as a result of the Merger.

     The Merger is intended to be a non-taxable event for shareholders for federal income tax purposes. Details about Growth Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed Merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information.

     Votes on the proposal will be cast at a special meeting of Select Small Cap Growth Fund's shareholders to be held on May 30, 2003. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the postage paid envelope provided, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.

     If you have any questions about the proposal or the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 866.606.0481 (toll free). You may record your vote by telephone or Internet by following the voting instructions as outlined on your proxy card. If Select Small Cap Growth Fund does not receive your vote after several weeks, you may receive a telephone call from Georgeson Shareholder Communications, Inc. requesting your vote. The expenses of the Merger, including the costs of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.

     Thank you for taking this matter seriously and participating in this important process.

                                   Sincerely,

                                   [Signature]

                                   William M. Ennis
                                   President and Chief Executive Officer
                                   Evergreen Investment Company, Inc.

                     EVERGREEN SELECT SMALL CAP GROWTH FUND

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 30, 2003

          A Special Meeting (the "Meeting") of Shareholders of Evergreen Select Small Cap Growth Fund ("Select Small Cap Growth Fund"), a series of Evergreen Select Equity Trust, will be held at the offices of the Evergreen funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116 on May 30, 2003 at 10:00 a.m., Eastern time, and any adjournments thereof, for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of February 28, 2003, providing for the acquisition of all the assets of Select Small Cap Growth Fund by Evergreen Growth Fund ("Growth Fund"), a series of Evergreen Equity Trust, in exchange for shares of Growth Fund and the assumption by Growth Fund of the identified liabilities of Select Small Cap Growth Fund. The Plan also provides for distribution of those shares of Growth Fund to shareholders of Select Small Cap Growth Fund in liquidation and subsequent termination of Select Small Cap Growth Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Select Small Cap Growth Fund.

2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of Select Small Cap Growth Fund, the Trustees of Evergreen Select Equity Trust have fixed the close of business on February 28, 2003 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, OR VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                  By order of the Board of Trustees

                                   [Signature]

                                  Michael H. Koonce
                                  Secretary

April 11, 2003

                   INFORMATION RELATING TO THE PROPOSED MERGER

                                       of

                     EVERGREEN SELECT SMALL CAP GROWTH FUND,

                    a series of Evergreen Select Equity Trust

                                      into

                             EVERGREEN GROWTH FUND,

                       a series of Evergreen Equity Trust

         This prospectus/proxy statement contains the information you should know before voting on the proposed merger ("Merger") of Evergreen Select Small Cap Growth Fund ("Select Small Cap Growth Fund") into Evergreen Growth Fund ("Growth Fund"). If approved, the Merger will result in your receiving shares of Growth Fund in exchange for your shares of Select Small Cap Growth Fund. The investment objectives of Select Small Cap Growth Fund and Growth Fund (the "Funds") are similar. The investment objective of Select Small Cap Growth Fund is to seek to provide shareholders with long-term growth of capital. The investment objective of Growth Fund is to seek long-term capital growth.

         Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

----------------------------------------------------------------- ---------------------------------------------------------------
See:                                                              How to get these documents:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------

Prospectus for both Funds, dated February 1, 2003, which           The Funds make all of these documents available to you
accompanies this prospectus/proxy statement.                       free of charge if you:

                                                                   o Call 866.606.0481, or
Statement of additional information for both Funds, dated          o Write the Funds at 200 Berkeley Street, Boston,
February 1, 2003.                                                    Massachusetts 02116.

Annual reports for both Funds, dated September 30, 2002.           You can also obtain any of these documents for a fee from the
                                                                   SEC if you:
Statement of additional information, dated April 11, 2003,         o Call the SEC at 202.942.8090.
which relates to this prospectus/proxy statement
and the Merger.                                                    Or for free if you:
                                                                   o  Go  to  the EDGAR Database on  the  SEC's Website
                                                                     (http://www.sec.gov).

                                                                  To ask questions about this prospectus/proxy statement:
                                                                  o  Call 866.606.0481, or
                                                                  o  Write to the Funds at 200 Berkeley Street, Boston,
                                                                     Massachusetts 02116.

----------------------------------------------------------------- ---------------------------------------------------------------

         Information relating to each Fund contained in the Funds' annual report, prospectus and statement of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

  The address of both Funds is 200 Berkeley Street, Boston, Massachusetts 02116
                           (Telephone: 800.343.2898).


                 PROSPECTUS/PROXY STATEMENT DATED APRIL 11, 2003

                                TABLE OF CONTENTS

SUMMARY.........................................................................
     What are the key features of the Merger?
     After the Merger, what class of shares of Growth Fund will I own?

     How do the Funds' investment objectives, principal investment strategies and risks compare? How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way? How do the Funds' performance records compare? Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger? What will be the primary federal income tax consequences of the Merger?

RISKS...........................................................................
     What are the primary risks of investing in each Fund?
       Are there any other risks of investing in each Fund?

MERGER INFORMATION..............................................................
     Reasons for the Merger
     Agreement and Plan of Reorganization
     Federal Income Tax Consequences
     Pro-forma Capitalization
     Distribution of Shares
     Purchase and Redemption Procedures
     Exchange Privileges
     Dividend Policy
INFORMATION ON SHAREHOLDERS' RIGHTS.............................................
     Form of Organization
     Capitalization
     Shareholder Liability
     Shareholder Meetings and Voting Rights
     Liquidation
     Liability and Indemnification of Trustees
VOTING INFORMATION CONCERNING THE MEETING.......................................
     Shareholder Information

FINANCIAL STATEMENTS AND EXPERTS................................................
LEGAL MATTERS...................................................................
ADDITIONAL INFORMATION..........................................................
OTHER BUSINESS..................................................................
INSTRUCTIONS FOR EXECUTING PROXY CARDS..........................................
OTHER WAYS TO VOTE YOUR PROXY...................................................
EXHIBIT A....................................................................A-1
EXHIBIT B....................................................................B-1

                                     SUMMARY

         This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, and its statement of additional information, in each Funds' prospectus, annual report and statement of additional information and in the Agreement and Plan of Reorganization (the "Plan").

What are the key features of the Merger?

     The Plan sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o....the  transfer  of all of the assets of Select  Small Cap Growth Fund to
     Growth Fund in exchange for shares of Growth Fund.

o the assumption by Growth Fund of the identified liabilities of Select Small Cap Growth Fund. (The identified liabilities consist only of those liabilities reflected on Select Small Cap Growth Fund's statement of assets and liabilities determined immediately preceding the Merger.)

o the liquidation of Select Small Cap Growth Fund by distributing the shares of Growth Fund to Select Small Cap Growth Fund's shareholders.

o the structuring of the Merger as a tax-free reorganization for federal income tax purposes.


     The Merger is scheduled to take place on or about June 16, 2003.

After the Merger, what class of shares of Growth Fund will I own?

--------------------------------------------------------------- ---------------------------------------------------------------
If you own this class of shares of Select Small Cap Growth      You will get this class of shares of Growth Fund:
Fund:
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class I                                                         Class I

--------------------------------------------------------------- ---------------------------------------------------------------

         The new shares you receive will have the same total value as your Select Small Cap Growth Fund shares as of the close of business on the day immediately prior to the Merger.

         The Trustees of Evergreen Select Equity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940 , as amended (the "1940 Act"), have concluded that the Merger would be in the best interest of Select Small Cap Growth Fund and its shareholders, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Select Small Cap Growth Fund's shareholders. The Trustees of Evergreen Equity Trust have also approved the Plan on behalf of Growth Fund.

How do the Funds' investment objectives, principal investment strategies and risks compare?

         The following table highlights the comparison between the Funds with respect to their investment objectives and principal investment strategies as set forth in the Funds' prospectus and statement of additional information:

----------------------------- ------------------------------------------------- ---------------------------------------------
                              Select Small Cap Growth Fund                      Growth Fund

----------------------------- ------------------------------------------------- ---------------------------------------------
----------------------------- ------------------------------------------------- ---------------------------------------------

INVESTMENT OBJECTIVES         Seeks to provide shareholders with long-term      Seeks long-term capital growth.
                              growth of capital.
----------------------------- ------------------------------------------------- ---------------------------------------------
----------------------------- ------------------------------------------------- ---------------------------------------------
                              o    Normally invests at least 80% of its            o Invests at least 75% of its assets
PRINCIPAL INVESTMENT               assets in equity securities of small U.S.         in common stocks of small- and medium-
STRATEGIES                         companies (i.e. companies whose market            sized companies (i.e. whose market
                                   capitalizations fall within  the range            capitalizations fall within the range
                                   capitalizations fall within the range tracked     tracked by the Russell 2000(R) Growth Index,
                                   by the Russell 2000(R) Index, at the time of      at the time of purchase) and will seek to
                                   purchase) and will seek to maintain a             maintain a weighted average market
                                   weighted  average  market capitalization          capitalization that falls within the range of
                                   that falls  within the range Russell 2000(R)      the Russell 2000(R) Growth Index.
                                   Index.

                              o    Although the Fund intends, under
                                   normal circumstances, to be fully invested      o May invest the remaining portion
                                   in equity securities of small U.S.                of its assets in companies of any
                                   companies, the remaining 20% of the Fund's        size.
                                   assets may be represented by cash or
                                   invested in various cash equivalents or         o Uses a growth style of equity
                                   shares of registered investment companies.        management and will purchase stocks of
                                                                                     companies which have demonstrated
                              o    Uses a growth style of equity                     earnings, asset values or growth
                                   management and invests in stocks of               potential which the portfolio manager
                                   companies which the portfolio managers            believes are not yet reflected in the
                                   believe have above average earnings growth        stock's market price.
                                   potential, are reasonably valued and
                                   represent high-quality small companies.         o A key factor the portfolio
                                                                                     managers consider when selecting
                              o    Manages risk within the portfolio with            stocks would be a company whose
                                   careful attention to valuation and                earnings growth is above the average
                                   reasonable diversification.                       earnings growth of those companies
                                                                                     included in the Russell 2000(R)Growth
                                                                                     Index.
                              o    Although not a principal investment
                                   strategy, the Fund may invest up to 10% of      o The Fund does not invest in
                                   its assets in foreign securities.                 foreign securities.

----------------------------- ------------------------------------------------- ---------------------------------------------

         Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals, and if employed could result in lower returns and loss of market opportunity.

         A portion of the securities held by Select Small Cap Growth Fund may be disposed of in connection with the Merger and this could result in additional portfolio transaction costs to the Funds and capital gains to shareholders.

         A principal risk of investing in each of the Funds is stock market risk (when economic growth slows, or interest or inflation rates increase, equity securities held by the Funds tend to decline in value and may cause a decrease in dividends paid by the Fund). Both Funds are also subject to market capitalization risk (investments primarily in one capitalization category may decline in value if that category falls out of favor). Both Funds are subject to investment style risk (certain styles such as growth or value also may fall out of favor causing securities held by the Funds to decline). For a detailed comparison of the Funds' risks, see the section entitled "Risks" below.

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Funds' prospectus and statement of additional information.

How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

         Neither Select Small Cap Growth Fund's Class I nor Growth Fund's Class I has a sales charge. Select Small Cap Growth Fund offers one class of shares and Growth Fund offers four classes: Class A, Class B, Class C and Class I.Only Growth Fund's Class I shares are involved in the Merger. You will not pay any front-end or deferred sales charge in connection with the Merger. The procedures for buying, selling and exchanging shares of the Funds are identical. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges" below.

         The following tables allow you to compare the expenses of the two Funds. The table entitled "Growth Fund Pro Forma" shows you what the expenses will be and what the expenses are estimated to be assuming the Merger takes place.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

--------------------------------------------------------- -- -------------------------------------------------------
Select Small Cap Growth Fund (based on expenses for          Growth Fund (based on expenses for the fiscal year
the fiscal year ended September 30, 2002)                    ended September 30, 2002)
--------------------------------------------------------- -- -------------------------------------------------------
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
                                             Total Fund                                                 Total Fund
            Management    12b-1  Other       Operating                  Management   12b-1   Other       Operating
               Fees       Fees   Expenses     Expenses                     Fees       Fees   Expenses    Expenses
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------

Class I        0.70%      0.00%    0.17%       0.87%         Class I      0.70%      0.00%     0.37%       1.07%
---------- -------------- ------ ---------- ------------- -- --------- ------------- ------- ---------- ------------


--------------------------------------------------------------------
Growth Fund
Pro Forma (based on what the estimated combined expenses of Growth Fund would have been for the 12 months ended September 30, 2002)
--------------------------------------------------------------------
----------- ------------- --------- -------------- -----------------
                                                      Total Fund
             Management   12b-1         Other         Operating
                Fees        Fees      Expenses         Expenses
----------- ------------- --------- -------------- -----------------
----------- ------------- --------- -------------- -----------------
Class I        0.70%       0.00%        0.32%           1.02%
----------- ------------- --------- -------------- -----------------

         The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Select Small Cap Growth Fund versus Growth Fund, both before and after the Merger, and are for illustration only. The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) currently applicable to Class I of each Fund, any fee waivers or expense reimbursements in effect for the periods described above, that you reinvest all of your dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

---------------------------------------------- --------- ----------------------------------------------------
        Select Small Cap Growth Fund                                         Growth Fund

---------------------------------------------- --------- ----------------------------------------------------
---------------------------------------------- --------- ----------------------------------------------------
    Assuming Redemption At End of Period                        Assuming Redemption At End of Period
---------------------------------------------- --------- ----------------------------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
                             Class I                                                   Class I
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
After:                                                   After:
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
1 year              $89                                  1 year           $109
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
3 years             $278                                 3 years          $340
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
5 years             $482                                 5 years          $590
------------------- -------------------------- --------- ---------------- -----------------------------------
------------------- -------------------------- --------- ---------------- -----------------------------------
10 years            $1,073                               10 years         $1,306
------------------- -------------------------- --------- ---------------- -----------------------------------

               ---------------------------------------------------------
                                     Growth Fund
                                      Pro Forma

               ---------------------------------------------------------
               ---------------------------------------------------------
                         Assuming Redemption At End of Period
               ---------------------------------------------------------
               ------------------- -------------------------------------
                                   Class I
               ------------------- -------------------------------------
               ------------------- -------------------------------------
               After:
               ------------------- -------------------------------------
               ------------------- -------------------------------------
               1 year              $104
               ------------------- -------------------------------------
               ------------------- -------------------------------------
               3 years             $325
               ------------------- -------------------------------------
               ------------------- -------------------------------------
               5 years             $563
               ------------------- -------------------------------------
               ------------------- -------------------------------------
               10 years            $1,248
               ------------------- -------------------------------------


How do the Funds' performance records compare?

         The following tables show how each Fund has performed in the past. Past performance (before and after taxes) is not an indication of future results.

Year-by-Year Total Return (%)

         The table below shows the percentage gain or loss for Select Small Cap Growth Fund's Class I shares in each full calendar year since the Class I shares' inception on 12/28/1995 and for Growth Fund's Class I shares in each of the past ten calendar years. For Select Small Cap Growth Fund the class shown is the only share class offered and for Growth Fund the class shown is the oldest class involved in the Merger. The table should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

--------------------------------------------------------------- ------ -----------------------------------------------------
            Select Small Cap Growth Fund (Class I)                                    Growth Fund (Class I)
--------------------------------------------------------------- ------ -----------------------------------------------------
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
        `93   `94  `95   `96  `97   `98   `99  `00   `01  `02          `93  `94   `95  `96  `97   `98  `99   `00  `01   `02
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
60%                                                             60%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
40%                                       58.84                 40%               38.98
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
20%                      20.45                                  20%                    20.66           21.52
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
15%                                                             15%    15.40                17.60
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
10%                                                             10%                                          13.39
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
5%                            7.67                              5%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
0                                   2.13                        0           -4.56                 1.81
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
-5%                                                             -5%                                               -7.00
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
-10                                            -10.65           -10
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
-20                                                  -15.8-28.36-20                                                     -26.66
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----
-40%                                                            -40%
------- ----- ---- ----- ---- ----- ----- ---- ----- ---- ----- ------ ---- ----- ---- ---- ----- ---- ----- ---- ----- ----


Best Quarter:        4th  Quarter 1999   +50.91%            Best Quarter:     4th Quarter 1999        +30.54%
Worst Quarter:       1st  Quarter 2001   -25.33%            Worst Quarter:     3rd Quarter 1998       -22.68%

         The next table lists Select Small Cap Growth Fund's average annual total return over the past one and five years and since inception and Growth Fund's average annual total return over the past one, five and ten years and since inception. The after-tax returns for each Fund shown are for Class I. This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare both Funds' performance with the Russell 2000(R) Growth Index (Russell 2000 Growth), an unmanaged market capitalization-weighted index measuring the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2002)

-------------------------------------------------------------- -- ---------------------------------------------------------------
Select Small Cap Growth Fund                                      Growth Fund*
-------------------------------------------------------------- -- ---------------------------------------------------------------
---------- ------------ -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
           Inception    1 year   5 year   10      Performance               Inception    1 year   5 year   10 year  Performance
           Date of                         year   Since                     Date of                                 Since
           Class                                  12/28/1995                Class                                   4/15/1985
---------- ------------ -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
---------- ------------ -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
Class I    12/28/1995   -28.36%  -2.66%   N/A        1.80%        Class I   11/19/1997  -26.66%   -0.88%    7.59%    9.68%
---------- ------------ -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
---------- ------------ -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
Class I    12/28/1995   -28.36%  -4.03%   N/A        0.50%        Class I   11/19/1997  -26.66%   -3.02%   4.49%     N/A
---------- ------------ -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
------------------------------------------------- ------------ -- ---------------------------------------- -------- -------------
(after taxes on distributions)**                                  (after taxes on distributions)**
------------------------------------------------- ------------ -- ---------------------------------------- -------- -------------
---------- ------------ -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
Class I    12/28/1995    -17.41%  -2.33%   N/A     1.16%           Class I   11/19/1997  -16.37%   -1.12%   4.98%    N/A
---------- ------------ -------- -------- ------- ------------ -- --------- ----------- --------- -------- -------- -------------
-------------------------------------------------------------- -- ------------------------------------------------- -------------
(after taxes on distributions and sale of Fund shares)**          (after taxes on distributions and sale of Fund
                                                                  shares)**
-------------------------------------------------------------- -- ------------------------------------------------- -------------
----------------------- -------- -------- ------- ------------ -- --------------------- --------- -------- -------- -------------
Russell 2000 Growth     -30.26%  -6.59%   N/A     -1.59%         Russell 2000 Growth   -30.26%  -6.59%     2.62%    5.66%
----------------------- -------- -------- ------- ------------ -- --------------------- --------- -------- -------- -------------

* Historical performance shown for Class I prior to its inception is based on the performance of Class C, the original class offered. The historical returns for Class I of the Fund have not been adjusted to reflect the effect of each class' 12b-1 fee. This fee is 1.00% for Class C. Class I does not pay a 12b-1 fee. If these had been reflected, returns for Class I would have been higher.

** The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Due to the different tax treatment of CTF's, after-tax returns prior to 11/24/1997 cannot be calculated.

         For a detailed discussion of the manner of calculating total return, please see the Funds' statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         Important information about Growth Fund is also contained in management's discussion of Growth Fund's performance, attached as Exhibit B to this prospectus/proxy statement. This information also appears in Growth Fund's most recent Annual Report.

Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

         The overall management of each of Growth Fund and Select Small Cap Growth Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Equity Trust and Evergreen Select Equity Trust, respectively.

Investment Advisor

         Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to Growth Fund and to Select Small Cap Growth Fund. Following are some key facts about EIMC:

--------------------------------------------------------------------------------
o Is a subsidiary of Wachovia Corporation, the 4th largest bank holding company in the United States based on total assets as of December 31, 2002.

o    Has been managing  mutual funds and private  accounts since 1932.

o Manages over $113 billion in assets of the Evergreen funds as of December 31, 2002.

o    Is located at 200 Berkeley Street, Boston, Massachusetts 02116.

--------------------------------------------------------------------------------

Portfolio Management

The day-to-day management of Growth Fund is handled by:

o A team of portfolio management professionals from EIMC's Small Cap Growth team, with team members responsible for various sectors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Advisory Fees

         For its management and supervision of the daily business affairs of Growth Fund, EIMC is entitled to receive an annual fee equal to:

o        0.70% of the average daily net assets of the Fund.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


What will be the primary federal income tax consequences of the Merger?

         Prior to or at the time of the Merger, Select Small Cap Growth Fund and Growth Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be recognized by Select Small Cap Growth Fund or its shareholders for federal income tax purposes as a result of receiving Growth Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Growth Fund that are received by a Select Small Cap Growth Fund shareholder will be the same as the holding period and aggregate tax basis of shares of Select Small Cap Growth Fund previously held by such shareholder, provided that shares of Select Small Cap Growth Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Select Small Cap Growth Fund in the hands of Growth Fund as a result of the Merger will be the same as they were in the hands of Select Small Cap Growth Fund immediately prior to the Merger. No gain or loss will be recognized by Growth Fund upon the receipt of the assets of Select Small Cap Growth Fund in exchange for shares of Growth Fund and the assumption by Growth Fund of Select Small Cap Growth Fund's identified liabilities.

                                      RISKS

What are the primary risks of investing in each Fund?

         An investment in each Fund is subject to certain risks. The risk factors for the Funds are very similar due to the similarity of the Funds' investment objectives and policies. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

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Select Small Cap Growth Fund                                      Growth Fund

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                     Both Funds are subject to Stock Market
             Risk. Both Funds invest a significant portion of their
                          assets in equity securities.

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         Each Fund'svalue will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of, dividend yield and total return earned on a shareholder's investment would likely decline. Even if general economic conditions do not change a shareholder's investment in a Fund may decline if the particular sectors, industries, or issuers in which the Fund invests do not perform well.

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Select Small Cap Growth Fund                                      Growth Fund

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              Both Funds are subject to Market Capitalization Risk.
     Select Small Cap Growth Fund invests primarily in equity securities of small U.S. companies. Growth Fund invests primarily its assets in small- and medium-sized U.S. companies.

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         Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

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Select Small Cap Growth Fund                                      Growth Fund

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                Both Funds are subject to Investment Style Risk.
              Both Funds employ a growth style of equity investing.

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         Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those that are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Are there any other risks of investing in each Fund?

         Although not a principal investment strategy, Select Small Cap Growth Fund may invest up to 10% of its assets in foreign securities. Growth Fund does not invest in foreign securities. Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, when a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. A change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices.

         Both Funds may also invest in futures and options which are forms of derivatives. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.

         In addition, both Funds generally do not take portfolio turnover into account when making investment decisions, but each Fund can experience a high rate of portfolio turnover (greater than 100%). When that happens, a Fund can incur greater brokerage and other transaction costs which are borne by the Fund and its shareholders. This can also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

                               MERGER INFORMATION

Reasons for the Merger

         At a special meeting held on February 11, 2003, all of the Trustees of Evergreen Select Equity Trust, including the Independent Trustees, considered and approved the Merger; they determined that the Merger was in the best interests of shareholders of Select Small Cap Growth Fund and that the interests of existing shareholders of Select Small Cap Growth Fund would not be diluted as a result of the transactions contemplated by the Merger.

         Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered the relative size of the Funds as well as the similarity of the Funds' investment objectives and strategies. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Select Small Cap Growth Fund with Growth Fund. As of December 31, 2002, Growth Fund's total assets were approximately $451.4 million and Select Small Cap Growth Fund's total assets were approximately $109.4 million. By merging into Growth Fund, shareholders of Select Small Cap Growth Fund would have the benefit of a larger fund with a similar investment objective and policies, and greater investment flexibility.

         The Trustees also considered the past one-, three- and five-year performance history for both Funds, which has been higher for Growth Fund. For the one-year period ended December 31, 2002, the average annual total return for the Class I shares of Select Small Cap Growth Fund was -28.36%, while the total return for Class I shares of Growth Fund was -26.66%. For the three-year period ended on the same date, the average annual total return for the Class I shares of Select Small Cap Growth Fund was -18.63%, while the total return for Class I shares of Growth Fund was -8.21%. For the five-year period, ended on the same date, the average annual total return for Class I shares of Select Small Cap Growth Fund was -2.66%, while the total return for Class I shares of Growth Fund was -0.88%.

         The Trustees also considered the relative expenses of the Funds. Currently, the expense ratio of Growth Fund is slightly higher than that of Select Small Cap Growth Fund. However, the Trustees determined that shareholders of Select Small Cap Growth Fund should have the opportunity, on an expected tax-free basis, to have their assets moved to a better-performing, similar Fund. The Trustees also considered the economies of scale that may be achieved in operating a larger mutual fund.

         In addition, assuming that an alternative to the Merger would be for Select Small Cap Growth Fund to maintain its separate existence, EIMC believes that the prospect of dividing the resources of the Evergreen fund family between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

In addition, the Trustees considered among other things:

o    the terms and conditions of the Merger;

o the fact that the Merger would not result in the dilution of shareholders' interests;

o the fact that EIMC will bear the expenses incurred by Select Small Cap Growth Fund and Growth Fund in connection with the Merger;

o the fact that Growth Fund will assume the identified liabilities of Select Small Cap Growth Fund;

o the fact that the Merger is expected to be tax- free for federal income tax purposes;

o the relative tax situations of Select Small Cap Growth Fund and Growth Fund including realized and unrealized gains and losses; and

o alternatives available to shareholders of Select Small Cap Growth Fund, including the ability to redeem their shares.

         During their consideration of the Merger, the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved.

         Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees of Evergreen Select Equity Trust concluded that the proposed Merger would be in the best interests of Select Small Cap Growth Fund and its shareholders.

         The Trustees of Evergreen Equity Trust also approved the Merger on behalf of Growth Fund.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that Growth Fund will acquire all of the assets of Select Small Cap Growth Fund in exchange for shares of Growth Fund and the assumption by Growth Fund of the identified liabilities of Select Small Cap Growth Fund on or about June 16, 2003 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Select Small Cap Growth Fund will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. Growth Fund will not assume any liabilities or obligations of Select Small Cap Growth Fund other than those reflected in an unaudited statement of assets and liabilities of Select Small Cap Growth Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time").

         The number of full and fractional shares of each class of Growth Fund to be received by the shareholders of Select Small Cap Growth Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Select Small Cap Growth Fund by a factor which shall be computed by dividing the net asset value per share of the class of shares of Select Small Cap Growth Fund by the net asset value per share of the respective class of shares of Growth Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Growth Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Select Small Cap Growth Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) substantially all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Select Small Cap Growth Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Growth Fund received by Select Small Cap Growth Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Select Small Cap Growth Fund's shareholders on Growth Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Growth Fund due to the Fund's shareholders. All issued and outstanding shares of Select Small Cap Growth Fund, including those represented by certificates, will be canceled. The shares of Growth Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Select Small Cap Growth Fund will be terminated.

         The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Select Small Cap Growth Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Select Small Cap Growth Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Select Small Cap Growth Fund and Growth Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not the Merger is consummated, EIMC will pay the expenses incurred by Select Small Cap Growth Fund and Growth Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by Select Small Cap Growth Fund, Growth Fund or their respective shareholders.

         If Select Small Cap Growth Fund's shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

         The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, Select Small Cap Growth Fund and Growth Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

          (1) The transfer of all of the assets of Select Small Cap Growth Fund solely in exchange for shares of Growth Fund and the assumption by Growth Fund of the identified liabilities of Select Small Cap Growth Fund followed by the distribution of Growth Fund's shares to the shareholders of Select Small Cap Growth Fund in liquidation of Select Small Cap Growth Fund will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Growth Fund and Select Small Cap Growth Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Growth Fund upon the receipt of the assets of Select Small Cap Growth Fund solely in exchange for the shares of Growth Fund and the assumption by Growth Fund of the identified liabilities of Select Small Cap Growth Fund;

         (3) No gain or loss will be recognized by Select Small Cap Growth Fund on the transfer of its assets to Growth Fund in exchange for Growth Fund's shares and the assumption by Growth Fund of the identified liabilities of Select Small Cap Growth Fund or upon the distribution (whether actual or constructive) of Growth Fund's shares to Select Small Cap Growth Fund's shareholders in exchange for their shares of Select Small Cap Growth Fund;

         (4) No gain or loss will be recognized by Select Small Cap Growth Fund's shareholders upon the exchange of their shares of Select Small Cap Growth Fund for shares of Growth Fund in liquidation of Select Small Cap Growth Fund;

         (5) The aggregate tax basis of the shares of Growth Fund received by each shareholder of Select Small Cap Growth Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Select Small Cap Growth Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Growth Fund received by each shareholder of Select Small Cap Growth Fund will include the period during which the shares of Select Small Cap Growth Fund exchanged therefor were held by such shareholder (provided that the shares of Select Small Cap Growth Fund were held as a capital asset on the date of the Merger); and

         (6) The tax basis of the assets of Select Small Cap Growth Fund acquired by Growth Fund will be the same as the tax basis of such assets to Select Small Cap Growth Fund immediately prior to the Merger, and the holding period of such assets in the hands of Growth Fund will include the period during which the assets were held by Select Small Cap Growth Fund.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax free reorganization under the Code, a shareholder of Select Small Cap Growth Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Growth Fund shares he or she received. Shareholders of Select Small Cap Growth Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Select Small Cap Growth Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

         As of January 31, 2003, Select Small Cap Growth Fund had a capital loss carryforward of approximately $68 million. The utilization of Select Small Cap Growth Fund's capital loss carryforward by Growth Fund following the Merger will be subject to various limitations prescribed by the Code, which cannot be calculated precisely at this time. On a pro forma basis, the limitations would be approximately as follows:

(1) For Growth Fund's taxable year that includes the date of the Merger, utilization of the capital loss carryforward would be limited to approximately $1.5 million. For subsequent years, the limitation would be $5 million per year. Unused portions of this limitation can be used in subsequent years. The capital loss will fully expire by September 30, 2010, at which time it will no longer be available to offset future gains.

(2) For Growth Fund's taxable year that includes the date of the Merger, utilization of the capital loss carryforward would be limited to Growth Fund's net capital gain for the year multiplied by a fraction, the numerator of which is the days in the taxable years following the Merger and the denominator which is 365.

(3) For Growth Fund taxable years ending after the date of the Merger, the capital loss carryforwrd may be used only to offset gains attributable to post-merger appreciation of the combined assets and the pre-merger appreciation attributable to Select Small Cap Growth Fund. This limitation expires five years after the date of the Merger.

         The foregoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.

Pro-forma Capitalization

         The following table sets forth the capitalizations of Select Small Cap Growth Fund and Growth Fund as of September 30, 2002 and the capitalization of Growth Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.79 Class I shares of Growth Fund issued for each Class I share of Select Small Cap Growth Fund.

         Capitalization of Select Small Cap Growth Fund, Growth Fund and
                            Growth Fund (Pro Forma)


--------------------------------- ------------------------------- ------------------------------- -------------------------------
                                   Select Small Cap Growth Fund            Growth Fund               Growth Fund (Pro Forma)
                                   ----------------------------            -----------               -----------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Net Assets

Class A                                                      N/A                      49,792,850                      49,792,850
                                                             ---                      ----------                      ----------
Class B                                                      N/A                      12,072,872                      12,072,872
                                                             ---                      ----------                      ----------
Class C                                                      N/A                     199,077,754                     199,077,754
                                                             ---                     -----------                     -----------
Class I                                              106,182,046                     139,377,873                     245,559,919
                                                     -----------                     -----------                     -----------
Class IS                                                       0                     400,321,349                               0
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Total Net Assets                                     106,182,046                     139,377,873                     245,559,919
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Net Asset Value Per Share

Class A                                                      N/A                           10.66                           10.66
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Class B                                                      N/A                            9.86                            9.86
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Class C                                                      N/A                            9.84                            9.84
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Class I                                                     8.52                           10.82                           10.82
--------------------------------- ------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Class IS                                                       0                             N/A                              N/A
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Shares Outstanding

Class A                                                      N/A                       4,669,465                       4,669,465
                                                             ---                       ---------                       ---------
Class B                                                      N/A                       1,224,807                       1,224,807
                                                             ---                       ---------                       ---------
Class C                                                      N/A                      20,231,956                      20,231,956
                                                             ---                      ----------                      ----------
Class I                                               12,460,875                      12,885,678                      22,702,305
                                                      ----------                      ----------                      ----------
Class IS                                                       0                               0                               0
--------------------------------- ------------------------------- ------------------------------- -------------------------------
Total Shares Outstanding                              12,460,875                      12,885,678                      22,702,305
--------------------------------- ------------------------------- ------------------------------- -------------------------------

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.

Distribution of Shares

         Evergreen Distributor, Inc. ("EDI"), a subsidiary of BISYS Fund Services, acts as underwriter of the shares of Growth Fund and Select Small Cap Growth Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including Wachovia Bank, N.A.), or other financial intermediaries. Select Small Cap Growth Fund offers only Class I shares and Growth Fund offers four classes of shares: Class A, Class B, Class C and Class
I. Only Growth Fund's Class I shares are involved in the Merger.

         In the proposed Merger, Select Small Cap Growth Fund shareholders will receive Class I shares of Growth Fund for their Class I shares. Neither class of shares is subject to distribution-related and shareholder servicing-related fees, a front-end sales charge or a CDSC.

         The following is a summary description of charges and fees for the Class I shares of Growth Fund which will be received by Select Small Cap Growth Fund's shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the class of shares are contained in the Funds' prospectus and statement of additional information.

         Class I Shares. Class I shares are sold at net asset value without any front-end sales charges or CDSC and are not subject to distribution-related or shareholder servicing-related fees. Class I shares are only available to certain classes of investors as is more fully described in the prospectus for the Funds.

         Additional information regarding the class of shares of each Fund is included in the Funds' prospectus and statement of additional information.

         No Rule 12b-1 plan has been adopted for the Class I shares of either Fund.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above.
Investments in the Funds are not insured. The minimum initial purchase requirement for Class I shares is $1,000,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares -Minimum Investments" in the Funds' prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' prospectus. Each Fund may involuntarily redeem shareholders' accounts that fall below their minimum initial investment amounts. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund may limit exchanges when it is determined that such excessive trading is detrimental to the Fund and may limit exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000,000 for Class I shares. The current exchange privileges, and the requirements and limitations attendant thereto, are described in the Funds' prospectus and statement of additional information.

Dividend Policy

         Each Fund distributes its investment company taxable income annually and its net realized gains at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the Funds' prospectus for further information concerning dividends and distributions.

         After the Merger, shareholders of Select Small Cap Growth Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Growth Fund reinvested in shares of Growth Fund. Shareholders of Select Small Cap Growth Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Growth Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Growth Fund.

         Both Growth Fund and Select Small Cap Growth Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

          Growth Fund is a series of Evergreen Equity Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Equity Trust is organized as a Delaware statutory trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Select Small Cap Growth Fund is a series of Evergreen Select Equity Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Select Equity Trust is organized as a Delaware statutory trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law.

Capitalization

         The beneficial interests in Growth Fund and Select Small Cap Growth Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. EachFund's governing documents permit the respective Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Equity Trust, Evergreen Select Equity Trustor a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Equity Trust or Evergreen Select Equity Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Equity Trust and that of Evergreen Select Equity Trust (a) provide that any written obligation of the applicable Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Equity Trust or Evergreen Select Equity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of each Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Equity Trust or Evergreen Select Equity Trust is remote.

Shareholder Meetings and Voting Rights

         Neither Evergreen Equity Trust on behalf of Growth Fund nor Evergreen Select Equity Trust on behalf of Select Small Cap Growth Fund is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of either Evergreen Equity Trust or Evergreen Select Equity Trust. In addition, each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Evergreen Equity Trust nor Evergreen Select Equity Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trusts of Evergreen Equity Trust and Evergreen Select Equity Trust, each share of Growth Fund and Select Small Cap Growth Fund, respectively, will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share.

Liquidation

         In the event of the liquidation of Growth Fund or Select Small Cap Growth Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         Under the Declaration of Trusts of each of Evergreen Equity Trust and Evergreen Select Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trusts, each Trustee of either Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and
(iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. Each Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the applicable Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declarations of Trust of Evergreen Equity Trust and Evergreen Select Equity Trust, their respective By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

         This prospectus/proxy statement is being sent to shareholders of Select Small Cap Growth Fund in connection with a solicitation of proxies by the Trustees of Evergreen Select Equity Trust, to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 10:00 a.m., Eastern time, May 30, 2003, at the offices of the Evergreen funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Select Small Cap Growth Fund on or about April 11, 2003. Only shareholders of record as of the close of business on February 28, 2003 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

         If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Select Equity Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

         Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of Select Small Cap Growth Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 25% of the Fund's shares entitled to vote) is present.

         In voting for the Merger, each class of Select Small Cap Growth Fund and the class of shares of Growth Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share. Fractional shares are entitled to proportionate shares of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of Select Small Cap Growth Fund (who will not be paid for their soliciting activities). In addition, Georgeson Shareholder Communications, Inc., the Fund's proxy solicitor, may make proxy solicitations. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail or by Internet, or vote by telephone or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

         If Select Small Cap Growth Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Select Equity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Growth Fund which they receive in the transaction at their then-current net asset value. Shares of Select Small Cap Growth Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Select Small Cap Growth Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

         Select Small Cap Growth Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Select Equity Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

         The votes of the shareholders of Growth Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Select Small Cap Growth Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

         As of the Record Date, the following number of Class I shares of beneficial interest of Select Small Cap Growth Fund was outstanding:

   ----------------------------------- ----------------------------------
   Class of Shares                     Number of Shares

   ----------------------------------- ----------------------------------
   Class I

   ----------------------------------- ----------------------------------

         As of January 31, 2003, the officers and Trustees of Evergreen Select Equity Trust beneficially owned as a group less than 1% of the outstanding Class I shares of Select Small Cap Growth Fund. To Evergreen Select Equity Trust's knowledge, the following persons owned beneficially or of record 5% or more of Select Small Cap Growth Fund's outstanding Class I shares as of January 31, 2003:

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
Name and Address                     Class    No. of Shares       Percentage of Shares of        Percentage of Shares of
----------------                     -----    -------------       ------------------------       -----------------------
                                                                     Class Before Merger            Class After Merger
                                                                     ------------------             ------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------

         As of January 31, 2003, the officers and Trustees of Evergreen Equity Trust beneficially owned as a group less than 1% of the outstanding Class I shares of Growth Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record 5% or more of Growth Fund's outstanding Class I shares as of January 31, 2003:

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
Name and Address                     Class    No. of Shares       Percentage of Shares of        Percentage of Shares of
----------------                     -----    -------------       ------------------------       -----------------------
                                                                     Class Before Merger            Class After Merger
                                                                     -------------------            ------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------
------------------------------------ ------ ------------------- ------------------------------ -----------------------------

------------------------------------ ------ ------------------- ------------------------------ -----------------------------

        THE TRUSTEES OF EVERGREEN SELECT EQUITY TRUST RECOMMEND APPROVAL
          OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Reports of both Funds as of September 30, 2002, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Growth Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

         Select Small Cap Growth Fund and Growth Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279, at prescribed rates.

                                 OTHER BUSINESS

         The Trustees of Evergreen Select Equity Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

April 11, 2003

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.   INDIVIDUAL  ACCOUNTS:   Sign  your  name  exactly  as  it  appears  in  the
     Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
           c/o John Doe, Treasurer

     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACOUNTS

     (1) ABC Trust                                   Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                        Jane B. Doe
           u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                      John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                              John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage paid envelope.

                          OTHER WAYS TO VOTE YOUR PROXY

       VOTE BY TELEPHONE:

1.       Read the prospectus/proxy statement and have your proxy card at hand.
2.       Call the toll-free number indicated on your proxy card.
3.       Enter the control number found on your proxy card.
4.       Follow the simple recorded instructions.

           VOTE BY INTERNET:

1.       Read the prospectus/proxy statement and have your proxy card at hand.
2.       Go to the +website indicated on your proxy card and follow the voting instructions.


         The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 866.606.0481 (toll free).

                                                                EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of _______, 2003, by and between Evergreen _________Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen ___________Fund series (the "Acquiring Fund"), and Evergreen _________Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund
Trust"),
with respect to its Evergreen _________Fund series (the "Selling Fund").

           This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class ___ shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

         WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets, and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that are owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities of the Selling Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been or will be distributed to shareholders of the Selling Fund.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of ______ shares of the Selling Fund will receive Class ___ shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about _________, 2003 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company to issue and deliver a confirmation to the Secretary of the Selling Fund Corporation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund's account or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at _______ have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since _________ there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2   REPRESENTATIONS   OF  THE  ACQUIRING  FUND.  The  Acquiring  Fund
represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) As of the date of the Reorganization, the current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at ________ have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since ________ there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) At the time of the Reorganization, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. At the time of the Reorganization, the Acquiring Fund will not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor will there be outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Deloitte & Touche LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Acquiring Fund Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Selling Fund Corporation and the Selling Fund.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester, LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Selling Fund Corporation's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquiring Fund Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester, LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND
                                THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.5.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

         (a) they are independent auditors with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

         (a) they are independent auditors with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC ("EIMCO") or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

         (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of The Commonwealth of Massachusetts without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware which are hereby referred to and are also on file at the principal offices of the Acquiring Fund Trust. The obligations of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Acquiring Fund must look solely to the trust property belonging to the Acquiring Fund for the enforcement of any claims against the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                    EVERGREEN _________ TRUST
                                    ON BEHALF OF
                                    EVERGREEN __________ FUND


                                    By:
                                    Name:
                                    Title:  Authorized Officer

                                    EVERGREEN __________ TRUST
                                    ON BEHALF OF
                                    EVERGREEN ____________FUND


                                    By:
                                    Name:
                                    Title:  Authorized Officer

                                                                      EXHIBIT B

                                    EVERGREEN

                                   Growth Fund

                             Fund at a Glance as of

                            as of September 30, 2002

"As we look ahead, we believe it is important to focus on valuations and more normalized earnings trends. We anticipate that earnings of our companies will grow over the next 12 months."

                                 MANAGEMENT TEAM

                             Theodore W. Price, CFA

                       Small Cap Growth Team Lead Manager

                            CURRENT INVESTMENT STYLE2

                            PERFORMANCE AND RETURNS1

Portfolio Inception Date: 4/15/1985
                                            Class A      Class B      Class C     Class I

Class Inception Date                       6/5/1995    10/18/1999    4/15/1985   11/19/1997
[GRAPHIC OMITTED]
Average Annual Returns*
[GRAPHIC OMITTED]
1 year with sales charge                    -18.63%      -18.55%      -16.07%       N/A
[GRAPHIC OMITTED]
1 year w/o sales charge                     -13.68%      -14.26%      -14.36%     -13.44%
[GRAPHIC OMITTED]
5 year                                      -4.60%       -4.39%       -4.18%       -3.28%
[GRAPHIC OMITTED]
10 year                                      7.81%        7.87%        7.85%       8.24%
[GRAPHIC OMITTED]
Maximum Sales Charge                         5.75%        5.00%        2.00%        N/A
                                           Front-End      CDSC         CDSC
[GRAPHIC OMITTED]

*Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and I prior to their inception is based on the performance of Class C, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and
C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

2 Source: 2002 Morningstar, Inc.

Morningstar's Style Box is based on a portfolio date as of 9/30/2002.

The equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Growth Fund Class A shares,1 versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is non-fundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2002, and subject to change.

PORTFOLIO MANAGER INTERVIEW
[GRAPHIC OMITTED]

How did the fund perform?

The fund's Class A shares had a total return of -13.68% for the 12-month period ended September 30, 2002, excluding any applicable sales charges. During the same period, the Russell 2000 Growth Index (Russell 2000 Growth) returned -18.16%, while the median return of the funds in Lipper's small cap growth category was -16.91%. Lipper Inc. is an independent monitor of mutual fund performance.

What was the investment environment like during the 12-month period?

Early in the period, it appeared that economic growth was improving. Consumer spending was particularly strong and early cyclical companies, which tend to be leaders during economic recoveries, indicated a pickup in business. In the latter part of the period, however, economic data was mixed and economic growth began to slow. In this environment, investors sold their shares and stocks declined significantly. During the fiscal year, there were brief periods when growth stocks began to gain strength. These short-term rallies, however, gave way to a downward trend. For the 12-month period, growth stocks lost significant ground.

                            PORTFOLIO CHARACTERISTICS

                                                 (as of 9/30/2002)

Total Net Assets                           $400,321,349
[GRAPHIC OMITTED]
Number of Holdings                                  144
[GRAPHIC OMITTED]
Beta                                               1.24
[GRAPHIC OMITTED]
R-squared                                          0.51
[GRAPHIC OMITTED]
P/E Ratio                                         19.8x
[GRAPHIC OMITTED]


What strategies did you use in managing the fund?

In an environment in which stock prices were generally falling, underweighting certain areas relative to the fund's benchmark, the Russell 2000 Growth, aided performance. This strategy was particularly helpful in the biotechnology and medical devices areas, which both performed poorly.

We had relatively good returns from consumer cyclical stocks, as consumer spending remained relatively strong. Michaels Stores, the arts and crafts superstore, was the fund's best performer with a more than 20% gain; and Williams Sonoma, a kitchen products company, also did well. Holdings in Mohawk Industries and Furniture Brands outperformed the benchmark.

Among consumer staples stocks, which tend to perform well in any economic environment, various food distributors aided results. In the restaurant area, mid-priced restaurants, such as Applebee's and Rare, benefited the fund. We were rewarded for doubling the healthcare position versus the benchmark, as drug distributors such as Henry Schein and Priority Healthcare Company generated positive returns.

In the information technology area, certain companies that focus on defense had positive performance. As a result, government contractors CACI International and Anteon aided results. Because advertising revenues rose over the fiscal year, select broadcast companies performed relatively well. The fund's investments in Radio One and Cumulus helped performance.

PORTFOLIO MANAGER INTERVIEW continued
[GRAPHIC OMITTED]

                                  TOP 5 SECTORS

                                     (as a percentage of 9/30/2002 net assets)

Information Technology                            18.5%
[GRAPHIC OMITTED]
Health Care                                       18.1%
[GRAPHIC OMITTED]
Consumer Discretionary                            16.2%
[GRAPHIC OMITTED]
Industrials                                       15.2%
[GRAPHIC OMITTED]
Financials                                        11.8%
[GRAPHIC OMITTED]


What were the biggest detractors from performance?

Transportation stocks were a drag on performance. We believe that certain stocks in this sector were unfairly punished by investors, as regional airlines, which have reported consistently good revenue and earnings growth, were affected by the difficulties some of the larger airlines have had. Regional airlines are experiencing robust demand and many have plans for expansion. We expect the performance of these stocks to improve. The fund's trucking stocks also held back performance because business slowed as consumer demand weakened.

Early in the period we believed there would be a rebound in the technology sector, and we overweighted the fund in semiconductor companies. This overweighting detracted from performance because the technology capital-spending recovery did not materialize and is not likely to occur until sometime in 2003. We ended the period with an underweighting in technology. We were also underweighted in the banking sector, which outperformed the market, and overweighted in insurance companies that underperformed despite good earnings.

                                 TOP 10 HOLDINGS

                                     (as a percentage of 9/30/2002 net assets)

Markel Corp.                                       1.8%
[GRAPHIC OMITTED]
Exar Corp.                                         1.4%
[GRAPHIC OMITTED]
Parlex Corp.                                       1.3%
[GRAPHIC OMITTED]
Investors Financial Services Corp.                 1.3%
[GRAPHIC OMITTED]
Sandisk Corp.                                      1.3%
[GRAPHIC OMITTED]
Alabama National BanCorp.                          1.3%
[GRAPHIC OMITTED]
Accredo Health, Inc.                               1.3%
[GRAPHIC OMITTED]
Waste Connections, Inc.                            1.2%
[GRAPHIC OMITTED]
HCC Insurance Holdings, Inc.                       1.2%
[GRAPHIC OMITTED]
Engineered Support Systems, Inc.                   1.2%
[GRAPHIC OMITTED]


What is your outlook over the next 12 months?

As we look ahead, we believe it is important to focus on valuations and more normalized earnings trends. We anticipate that earnings of our companies will grow over the next 12 months. We think that the market is overly pessimistic in that it is possible that earnings could exceed current lowered estimates. The market should react favorably to positive earnings surprises.

We believe that most market participants are anticipating weaker consumer spending. Nevertheless, selected consumer companies should potentially do well. We believe defense and industrial companies will perform well as, in our opinion, demand for their products should continue. Inventories at most companies are very low, and supplies will have to be replenished even if demand continues only at present levels. A build-up of inventories could be particularly beneficial to transportation companies. Declines in

PORTFOLIO MANAGER INTERVIEW continued
[GRAPHIC OMITTED]

natural gas supplies, even in the face of diminished demand from slower economic growth, should lead to a growing need to produce more energy. An increase in energy production would benefit service and exploration companies. Finally, there has been a dearth of capital spending on technology for more than three years. We believe capital spending could pick up sometime in 2003, and we will be looking for pockets of strength within the technology sector.

                             EVERGREEN EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                     EVERGREEN SELECT SMALL CAP GROWTH FUND

                                   A Series of

                          EVERGREEN SELECT EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116-5034
                                 (800) 343-2898

                        By and In Exchange For Shares of

                              EVERGREEN GROWTH FUND

                                   A Series of

                             EVERGREEN EQUITY TRUST
                              200 Berkeley Street
                        Boston, Massachusetts 02116-5034
                                 (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Select Small Cap Growth Fund ("Select Small Cap Growth Fund"), a series of Evergreen Select Equity Trust, to Evergreen Growth Fund ("Equity Income Fund"), a series of Evergreen Equity Trust, in exchange for Class I shares (to be issued to holders of Class I shares, respectively, of Select Small Cap Growth Fund) of beneficial interest, $0.001 par value per share, of Growth Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1)  The Statement of Additional  Information of both Funds,  dated February 1,
     2003;

(2)  Annual Reports for both Funds, dated September 30, 2002; and

(3)  Pro Forma Financial Statement as of September 30, 2002.


     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Growth Fund dated April 11, 2003. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling ________or writing to Evergreen Equity Trust at the address set forth above.

         The date of this Statement of Additional Information is April 11, 2003.

Evergreen Growth Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Schedule of Investments
September 30, 2002

                                                                      Evergreen Select             Evergreen Growth
                                      Evergreen Growth Fund        Small Cap Growth Fund            Fund Pro Forma
-----------------------------------------------------------------------------------------------------------------------

                                                                                               Combined      Combined
                                      Shares    Market Value       Shares    Market Value       Shares     Market Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 93.2%
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.4%
American Axle & Manufacturing
Holdings, Inc.*                                                   79,800       1,993,404        79,800        1,993,404
                                                                             ------------                   -----------

Distributions - 0.8%
SCP Pool Corp.*+                      146,698      4,020,992                                    146,698       4,020,992
                                                ------------                                               ------------

Hotels, Restaurants &
Leisure - 3.7%
Applebee's International, Inc.        128,000      2,805,760                                    128,000       2,805,760
Extended Stay America, Inc.*          247,450      3,142,615                                    247,450       3,142,615
Outback Steakhouse, Inc.*              79,250      2,177,790                                     79,250       2,177,790
Panera Bread Co., Class A*             87,150      2,353,050                                     87,150       2,353,050
Penn National Gaming, Inc.*           165,850      3,131,248                                    165,850       3,131,248
Ruby Tuesday, Inc.                    174,950      3,285,561                                    174,950       3,285,561
Shuffle Master, Inc.*                                              89,500       1,665,595        89,500       1,665,595
                                                ------------                 ------------                  ------------
                                                  16,896,024                    1,665,595                    18,561,619
                                                ------------                 ------------                  ------------

Household Durables - 2.0%
Ethan Allen Interiors, Inc.+           67,300      2,177,828                                     67,300       2,177,828
Furniture Brands
International, Inc.*                  100,650      2,309,918                                    100,650       2,309,918
Harman International
Industries, Inc.                                                   55,000       2,846,250        55,000       2,846,250
Mohawk Industries, Inc.*               52,800      2,621,520                                     52,800       2,621,520
                                                ------------                 ------------                  ------------
                                                   7,109,266                    2,846,250                     9,955,516
                                                ------------                 ------------                  ------------

Leisure Equipment &
Products - 1.8%
Action Performance Companies,
Inc.                                                               66,200       1,701,340        66,200       1,701,340
Gamestop Corp., Class A *                                         102,800       2,102,260       102,800       2,102,260
Midway Games, Inc.*+                                              179,200         982,016       179,200         982,016
Monaco Coach Corp.*+                  118,800      2,379,564                                    118,800       2,379,564
Third Wave Technologies, Inc.*                                    208,600         281,610       208,600         281,610
Winnebago Industries, Inc.+                                        40,700       1,608,871        40,700       1,608,871
                                                ------------                 ------------                  ------------
                                                   2,379,564                    6,676,097                     9,055,661
                                                ------------                 ------------                  ------------

Media - 3.0%
Emmis Broadcasting Corp.,
Class A*                              175,400      3,332,600                                    175,400       3,332,600
J2 Global Communications,
Inc.*+                                                             71,100       1,414,179        71,100       1,414,179
Radio One, Inc., Class D *+           269,200      4,439,108                                    269,200       4,439,108
Salem Communications Corp.,
Class A*+                             170,050      3,812,521                                    170,050       3,812,521
Scholastic Corp.*                      44,050      1,968,154                                     44,050       1,968,154
                                                ------------                 ------------                  ------------
                                                  13,552,383                    1,414,179                    14,966,562
                                                ------------                 ------------                  ------------

Multi-line Retail - 0.9%
Dollar Tree Stores, Inc.*              78,362      1,727,098                                     78,362       1,727,098
MSC Industrial Direct Co.,
Inc., Class A*                        271,800      2,886,516                                    271,800       2,886,516
                                                ------------                                               ------------
                                                   4,613,614                                                  4,613,614
                                                ------------                                               ------------

Specialty Retail - 5.3%
A.C. Moore Arts & Crafts, Inc.*                                    80,400       1,698,851        80,400       1,698,851
Ann Taylor Stores Corp.*               32,650        751,930                                     32,650         751,930
Barnes & Noble, Inc.*+                 70,950      1,501,302                                     70,950       1,501,302
Cost Plus, Inc.*                      130,000      3,490,500                                    130,000       3,490,500
Electronics Boutique Holdings
Corp.*                                                             84,100       2,308,545        84,100       2,308,545
Guitar Center, Inc.*+                 130,550      2,451,729                                    130,550       2,451,729
Hot Topic, Inc.*                                                   73,950       1,333,319        73,950       1,333,319
Michaels Stores, Inc.*                 31,400      1,434,980                                     31,400       1,434,980
Sonic Corp.*                                                       74,700       1,725,570        74,700       1,725,570
Too, Inc.*                            150,200      3,496,656       85,700       1,995,096       235,900       5,491,752
Tweeter Home Entertainment
Group, Inc.*+                         181,500      1,252,350                                    181,500       1,252,350
Urban Outfitters, Inc.*                                            60,400       1,467,116        60,400       1,467,116
Williams Sonoma, Inc.                  77,600      1,833,688                                     77,600       1,833,688
                                                ------------                 ------------                  ------------
                                                  16,213,135                   10,528,497                    26,741,632
                                                ------------                 ------------                  ------------

                                                                      Evergreen Select             Evergreen Growth
                                      Evergreen Growth Fund        Small Cap Growth Fund            Fund Pro Forma
-----------------------------------------------------------------------------------------------------------------------

                                                                                               Combined      Combined
                                      Shares    Market Value       Shares    Market Value       Shares     Market Value
-----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 3.5%
Beverages - 0.4%
                                                                             ------------                  ------------
Cott Corp.*                                                       144,200       2,184,630       144,200       2,184,630
                                                                             ------------                  ------------

Food & Drug Retailing - 2.6%
Duane Reade, Inc.*+                    77,600      1,241,600                                     77,600       1,241,600
Performance Food Group Co.*+          120,900      4,105,764       31,700       1,076,532       152,600       5,182,296
United Natural Foods, Inc.*+          164,100      3,779,223      123,400       2,841,902       287,500       6,621,125
                                                ------------                 ------------                  ------------
                                                   9,126,587                    3,918,434                    13,045,021
                                                ------------                 ------------                  ------------

Food Products - 0.3%
                                                                             ------------                  ------------
NBTY, Inc.*                                                       107,400       1,394,052       107,400       1,394,052
                                                                             ------------                  ------------

Personal Products - 0.3%
                                                ------------                                               ------------
Steiner Leisure, Ltd.*                103,700      1,270,325                                    103,700       1,270,325
                                                ------------                                               ------------

ENERGY - 7.8%
Energy Equipment &
Services - 4.3%
Cal Dive International, Inc.*                                      62,600       1,262,016        62,600       1,262,016
Core Laboratories*+                   316,300      2,963,731                                    316,300       2,963,731
Global Industries, Ltd.*              308,550      1,274,312                                    308,550       1,274,312
Gulf Islands Fabrication, Inc.*       118,800      1,397,088                                    118,800       1,397,088
Horizon Offshore, Inc.*+              442,078      1,861,590                                    442,078       1,861,590
Lone Star Technologies, Inc.*                                      62,300         738,255        62,300         738,255
Oceaneering International, Inc.*      140,300      3,570,635                                    140,300       3,570,635
Patterson UTI Energy, Inc.*           131,850      3,363,493                                    131,850       3,363,493
Pride International, Inc.*+           227,600      2,958,800                                    227,600       2,958,800
Unit Corp.*                           123,750      2,369,813                                    123,750       2,369,813
                                                ------------                 ------------                  ------------
                                                  19,759,462                    2,000,271                    21,759,733
                                                ------------                 ------------                  ------------

Oil & Gas - 3.5%
Comstock Resources, Inc.*             435,600      3,005,640                                    435,600       3,005,640
Evergreen Resources*+                  65,750      2,694,435                                     65,750       2,694,435
National Oilwell, Inc.*               155,100      3,005,838                                    155,100       3,005,838
Ultra Petroleum Corp.*                511,550      4,271,443                                    511,550       4,271,443
Vintage Petroleum, Inc.                                           126,500       1,366,200       126,500       1,366,200
Willbros Group, Inc.*                 320,124      3,322,887                                    320,124       3,322,887
                                                ------------                 ------------                  ------------
                                                  16,300,243                    1,366,200                    17,666,443
                                                ------------                 ------------                  ------------

FINANCIALS - 11.9%
Banks - 6.7%
Alabama National BanCorp.             113,850      5,155,128                                    113,850       5,155,128
Boston Private Financial
Holdings, Inc.+                       132,150      2,814,795                                    132,150       2,814,795
Coinstar, Inc.*                                                   129,700       3,343,666       129,700       3,343,666
Dime Community Bancorp, Inc.                                      101,000       2,163,420       101,000       2,163,420
Doral Financial Corp.                 175,725      4,242,001                                    175,725       4,242,001
Hudson United Bancorp                                              86,800       2,308,880        86,800       2,308,880
NetBank, Inc.*                        177,000      1,842,570                                    177,000       1,842,570
Prosperity Bancshares, Inc.           140,400      2,391,012                                    140,400       2,391,012
Southwest Bancorp of Texas,
Inc.*                                 107,100      3,899,511                                    107,100       3,899,511
Susquehanna Bancshares, Inc.                                      106,100       2,297,065       106,100       2,297,065
W Holding Company, Inc.               213,400      3,478,420                                    213,400       3,478,420
                                                ------------                 ------------                  ------------
                                                  23,823,437                   10,113,031                    33,936,468
                                                ------------                 ------------                  ------------

Diversified Financials - 2.3%
Arch Cap Group, Ltd *                                              84,000       2,346,960        84,000       2,346,960
Interactive Data Corp.*               253,500      3,105,375                                    253,500       3,105,375
Investors Financial Services
Corp.                                 193,050      5,225,864                                    193,050       5,225,864
Resources Connection, Inc.*                                        63,500         915,035        63,500         915,035
                                                ------------                 ------------                  ------------
                                                   8,331,239                    3,261,995                    11,593,234
                                                ------------                 ------------                  ------------

                                                                      Evergreen Select             Evergreen Growth
                                      Evergreen Growth Fund        Small Cap Growth Fund            Fund Pro Forma
-----------------------------------------------------------------------------------------------------------------------

                                                                                               Combined      Combined
                                      Shares    Market Value       Shares    Market Value       Shares     Market Value
-----------------------------------------------------------------------------------------------------------------------
Insurance - 2.9%
Brown & Brown, Inc.                    99,000      2,970,000                                     99,000       2,970,000
HCC Insurance Holdings, Inc.          196,400      4,715,564                                    196,400       4,715,564
Markel Corp.*+                         35,910      7,152,554                                     35,910       7,152,554
                                                ------------                                               ------------
                                                  14,838,118                                                 14,838,118
                                                ------------                                               ------------

HEALTH CARE - 17.7%
Biotechnology - 3.7%
Abgenix, Inc.*                                                    165,900       1,076,691       165,900       1,076,691
Charles River Laboratories
International, Inc.*+                  84,300      3,308,775       27,300       1,071,525       111,600       4,380,300
Enzon, Inc.*+                          61,800      1,189,032                                     61,800       1,189,032
ILEX Oncology, Inc.*                                               91,100         432,725        91,100         432,725
InterMune, Inc.*+                     100,250      3,290,205       37,500       1,230,750       137,750       4,520,955
Isis Pharmaceuticals, Inc.*                                        76,000         749,360        76,000         749,360
Medarex, Inc.*                        165,000        552,750                                    165,000         552,750
Neurocrine Biosciences, Inc.*+         59,800      2,451,800                                     59,800       2,451,800
Protein Design Labs, Inc.*+            70,950        588,885                                     70,950         588,885
Scios, Inc.*+                         113,850      2,897,482                                    113,850       2,897,482
                                                ------------                 ------------                  ------------
                                                  14,278,929                    4,561,051                    18,839,980
                                                ------------                 ------------                  ------------

Health Care Equipment &
Supplies - 4.9%
American Medical Systems
Holdings, Inc.*+                       94,900      1,969,175                                     94,900       1,969,175
BioReliance Corp.*                                                 25,100         522,582        25,100         522,582
Biosite, Inc.*+                                                    56,700       1,643,733        56,700       1,643,733
Conceptus, Inc.*                                                   92,000       1,407,600        92,000       1,407,600
Cyberonics, Inc.*+                    191,200      3,290,552                                    191,200       3,290,552
Endocare, Inc.*+                      219,500      3,141,045                                    219,500       3,141,045
Integra Lifesciences Corp.*           137,900      2,191,231                                    137,900       2,191,231
Ocular Sciences, Inc.*+                94,200      2,200,512                                     94,200       2,200,512
Orthofix International NV *                                        61,300       1,621,998        61,300       1,621,998
Respironics, Inc.*                    145,100      4,644,651                                    145,100       4,644,651
Therasense, Inc.*+                    165,000      2,303,400                                    165,000       2,303,400
                                                ------------                 ------------                  ------------
                                                  19,740,566                    5,195,913                    24,936,479
                                                ------------                 ------------                  ------------

Health Care Providers &
Services - 7.6%
Accredo Health, Inc.*                 106,675      5,083,704                                    106,675       5,083,704
AdvancePCS *                           94,600      2,131,338                                     94,600       2,131,338
Caremark Rx, Inc.*                    117,650      2,000,050                                    117,650       2,000,050
Community Health Systems*              90,100      2,399,363                                     90,100       2,399,363
Henry Schein, Inc.*                    59,900      3,159,725                                     59,900       3,159,725
LifePoint Hospitals, Inc.*+            93,850      2,926,994                                     93,850       2,926,994
Orthodontic Centers of America,
Inc.*+                                 97,350      1,041,645                                     97,350       1,041,645
Pediatrix Medical Group, Inc.*                                     69,500       2,153,805        69,500       2,153,805
Priority Healthcare Corp.,
Class B *                             159,416      4,017,283                                    159,416       4,017,283
Province Healthcare Co.*+             187,975      3,223,771                                    187,975       3,223,771
Rare Hospitality International,
Inc.*                                 125,424      2,937,430                                    125,424       2,937,430
Serologicals Corp.*                                               107,100       1,434,069       107,100       1,434,069
Stericycle, Inc.*                                                  67,100       2,276,032        67,100       2,276,032
Universal Health Services, Inc.,
Class B*                               34,650      1,772,348                                     34,650       1,772,348
VCA Antech, Inc.*                                                 149,500       1,844,830       149,500       1,844,830
                                                ------------                 ------------                  ------------
                                                  30,693,651                    7,708,736                    38,402,387
                                                ------------                 ------------                  ------------

Pharmaceuticals - 1.7%
AtheroGenics, Inc.*                   343,200      2,148,432                                    343,200       2,148,432
BioMarin Pharmaceutical, Inc.*                                    154,400         893,976       154,400         893,976
Inveresk Research Group, Inc.*         75,600      1,428,840                                     75,600       1,428,840
Medicis Pharmaceutical Corp.,
Class A*                              105,600      4,315,872                                    105,600       4,315,872
                                                ------------                 ------------                  ------------
                                                   7,893,144                      893,976                     8,787,120
                                                ------------                 ------------                  ------------

                                                                      Evergreen Select             Evergreen Growth
                                      Evergreen Growth Fund        Small Cap Growth Fund            Fund Pro Forma
-----------------------------------------------------------------------------------------------------------------------

                                                                                               Combined      Combined
                                      Shares    Market Value       Shares    Market Value       Shares     Market Value
-----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - 15.3%
Aerospace & Defense 2.4%
DRS Technologies, Inc.*                77,050      2,867,801                                     77,050       2,867,801
Engineered Support Systems, Inc.       82,525      4,707,226       23,700       1,351,848       106,225       6,059,074
Esco Technologies, Inc.*               74,250      2,398,275                                     74,250       2,398,275
                                                ------------                 ------------                  ------------
                                                   9,973,302                    1,351,848                    11,325,150
                                                ------------                 ------------                  ------------

Air Freight & Couriers - 0.8%
Expeditors International of
Washington, Inc.                       54,450      1,521,333                                     54,450       1,521,333
UTI Worldwide, Inc.+                  130,800      2,404,104                                    130,800       2,404,104
                                                ------------                                               ------------
                                                   3,925,437                                                  3,925,437
                                                ------------                                               ------------

Airlines - 1.0%
Atlantic Coast Airlines
Holdings *                            194,250      1,796,813                                    194,250       1,796,813
Frontier Airlines, Inc.*+              84,400        411,872                                     84,400         411,872
Mesa Air Group, Inc.*                 171,300        625,245                                    171,300         625,245
Skywest, Inc.                         161,200      2,111,720                                    161,200       2,111,720
                                                ------------                                               ------------
                                                   4,945,650                                                  4,945,650
                                                ------------                                               ------------

Commercial Services &
Supplies - 5.9%
Arbitron, Inc. *                                                   79,100       2,697,310        79,100       2,697,310
Career Education Corp.*                                            73,400       3,523,787        73,400       3,523,787
Education Management Corp.*                                        56,000       2,479,120        56,000       2,479,120
Global Payments, Inc.                 176,600      4,520,960                                    176,600       4,520,960
Management Network Group, Inc.*       875,550      1,234,525                                    875,550       1,234,525
MPS Group, Inc.*                      377,850      2,191,530                                    377,850       2,191,530
National Processing, Inc.*+           111,700      1,897,783                                    111,700       1,897,783
NetSolve, Inc.*+                      537,000      3,850,290                                    537,000       3,850,290
On Assignment, Inc.*                                              103,000         851,810       103,000         851,810
Talx Corp.+                           154,882      2,039,796                                    154,882       2,039,796
Waste Connections, Inc.*+             135,800      4,724,482                                    135,800       4,724,482
                                                ------------                 ------------                  ------------
                                                  20,459,366                    9,552,027                    30,011,393
                                                ------------                 ------------                  ------------

Electrical Equipment - 0.8%
C&D Technologies, Inc.+               127,050      1,862,553                                    127,050       1,862,553
Power-One, Inc.*                      730,900      2,178,082                                    730,900       2,178,082
                                                ------------                                               ------------
                                                   4,040,635                                                  4,040,635
                                                ------------                                               ------------

Machinery - 1.8%
CLARCOR, Inc.                          48,500      1,488,950                                     48,500       1,488,950
Kennametal, Inc.                                                   56,500       1,814,780        56,500       1,814,780
Maverick Tube Corp.*                  216,150      1,917,250                                    216,150       1,917,250
Oshkosh Truck Corp.                    65,300      3,682,920                                     65,300       3,682,920
                                                ------------                 ------------                  ------------
                                                   7,089,120                    1,814,780                     8,903,900
                                                ------------                 ------------                  ------------

Marine - 0.2%
                                                                             ------------                  ------------
Tidewater, Inc.                                                    45,000       1,214,550        45,000       1,214,550
                                                                             ------------                  ------------

Road & Rail - 2.6%
Covenant Transport, Inc.,
Class A *                             179,800      3,146,500      100,400       1,757,000       280,200       4,903,500
Heartland Express, Inc.*              156,362      2,930,224                                    156,362       2,930,224
Knight Transportation, Inc.*          125,050      1,938,275                                    125,050       1,938,275
P.A.M. Transportation Services,
Inc.*                                 126,746      2,418,314                                    126,746       2,418,314
U.S. Freightways Corp.                                             40,200       1,152,936        40,200       1,152,936
                                                ------------                 ------------                  ------------
                                                  10,433,313                    2,909,936                    13,343,249
                                                ------------                 ------------                  ------------

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.1%
Advanced Fibre Communications,
Inc.*                                 218,800      2,903,476                                    218,800       2,903,476
Extreme Networks, Inc.*+              189,100        796,111                                    189,100         796,111
Foundry Networks, Inc.*+              307,800      1,686,744                                    307,800       1,686,744
                                                ------------                                               ------------
                                                   5,386,331                                                  5,386,331
                                                ------------                                               ------------

                                                                      Evergreen Select             Evergreen Growth
                                      Evergreen Growth Fund        Small Cap Growth Fund            Fund Pro Forma
-----------------------------------------------------------------------------------------------------------------------

                                                                                               Combined      Combined
                                      Shares    Market Value       Shares    Market Value       Shares     Market Value
-----------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.3%
                                                ------------                                               ------------
QLogic Corp.*+                         57,200      1,489,488                                     57,200       1,489,488
                                                ------------                                               ------------

Electronic Equipment &
Instruments - 4.3%
Actuant Corp., Class A *                                           42,000       1,549,800        42,000       1,549,800
Benchmark Electronics, Inc.*+         129,550      2,727,027                                    129,550       2,727,027
Oak Technology, Inc.*+                452,650      1,439,427                                    452,650       1,439,427
Parlex Corp.*+                        446,900      5,273,420                                    446,900       5,273,420
Power Integrations, Inc.*+            247,600      3,018,244      139,500       1,700,505       387,100       4,718,749
Sandisk Corp.*+                       395,700      5,187,627                                    395,700       5,187,627
Sipex Corp.*+                         497,700        846,090                                    497,700         846,090
                                                ------------                 ------------                  ------------
                                                  18,491,835                    3,250,305                    21,742,140
                                                ------------                 ------------                  ------------

Internet Software &
Services - 1.4%
Agile Software Corp.*                 584,000      3,743,440                                    584,000       3,743,440
Alloy, Inc.*                                                       92,500         768,675        92,500         768,675
Internet Security Systems,
Inc.*+                                 41,000        505,120                                     41,000         505,120
Matrixone, Inc.*                      457,050      1,983,597                                    457,050       1,983,597
                                                ------------                 ------------                  ------------
                                                   6,232,157                      768,675                     7,000,832
                                                ------------                 ------------                  ------------

IT Consulting & Services - 2.5%
Alliance Data Systems Corp.*          217,000      3,287,550                                    217,000       3,287,550
Anteon International Corp.*+          168,500      4,579,830                                    168,500       4,579,830
CACI International, Inc.,
Class A*                               86,550      3,068,198                                     86,550       3,068,198
Mantech International Corp.,
Class A*                               67,400      1,581,271                                     67,400       1,581,271
                                                ------------                                               ------------
                                                  12,516,849                                                 12,516,849
                                                ------------                                               ------------

Semiconductor Equipment &
Products - 4.0%
Asyst Technologies, Inc.*             233,700      1,411,548      125,300         756,812       359,000       2,168,360
ATMI, Inc.*+                           89,300      1,259,130                                     89,300       1,259,130
Cabot Microelectronics Corp.*+         30,750      1,145,130                                     30,750       1,145,130
Exar Corp.*                           479,700      5,540,535                                    479,700       5,540,535
Integrated Circuit System, Inc.*      173,850      2,729,445      110,400       1,733,280       284,250       4,462,725
LTX Corp.*+                           139,700        637,032                                    139,700         637,032
Micrel, Inc.*+                        360,900      2,223,144                                    360,900       2,223,144
Photon Dynamics, Inc.*                                             85,000       1,583,550        85,000       1,583,550
Semtech Corp.*                         60,600        587,820                                     60,600         587,820
Therma-Wave, Inc.*                    650,100        513,579                                    650,100         513,579
                                                ------------                 ------------                  ------------
                                                  16,047,363                    4,073,642                    20,121,005
                                                ------------                 ------------                  ------------

Software - 4.5%
ANSYS, Inc.*                                                       58,100       1,001,063        58,100       1,001,063
Fair, Issac & Co., Inc.+              115,300      3,770,310                                    115,300       3,770,310
Magma Design Automation, Inc.*                                    126,500       1,128,380       126,500       1,128,380
Moldflow Corp.*                       442,800      2,169,720                                    442,800       2,169,720
MRO Software, Inc.*                                                71,200         619,440        71,200         619,440
NetIQ Corp.*+                         109,000      1,580,500                                    109,000       1,580,500
Precise Software Solutions,
Ltd.*+                                108,800        996,608       76,200         697,992       185,000       1,694,600
ProQuest Co.*                                                      45,700       1,386,995        45,700       1,386,995
Renaissance Learning, Inc.*+          108,900      1,547,469                                    108,900       1,547,469
Take-Two Interactive Software,
Inc.*                                                              64,400       1,867,600        64,400       1,867,600
THQ, Inc.*+                           102,450      2,130,960       88,950       1,850,160       191,400       3,981,120
Vastera, Inc.*+                       478,800      1,029,420                                    478,800       1,029,420
Verisity, Ltd.*                        66,100        789,234                                     66,100         789,234
                                                ------------                 ------------                  ------------
                                                  14,014,221                    8,551,630                    22,565,851
                                                ------------                 ------------                  ------------

MATERIALS - 0.9%
Chemicals - 0.5%
                                                ------------                 ------------                  ------------
Georgia Gulf Corp.                     66,100      1,511,707       52,300       1,196,101       118,400       2,707,808
                                                ------------                 ------------                  ------------

                                                                      Evergreen Select             Evergreen Growth
                                      Evergreen Growth Fund        Small Cap Growth Fund            Fund Pro Forma
-----------------------------------------------------------------------------------------------------------------------

                                                                                               Combined      Combined
                                      Shares    Market Value       Shares    Market Value       Shares     Market Value
-----------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.4%
                                                ------------                                               ------------
Carlisle Companies, Inc.               56,600      2,076,088                                     56,600       2,076,088
                                                ------------                                               ------------

TELECOMMUNICATION
SERVICES - 0.3%
Diversified Telecommunication
Services - 0.3%
                                                ------------                                               ------------
CT Communications, Inc.               115,500      1,674,750                                    115,500       1,674,750
                                                ------------                                               ------------

                                                ------------                 ------------                  ------------
     Total Common Stocks                         371,148,291                  102,405,805                   473,554,096
                                                ------------                 ------------                  ============

SHORT TERM INVESTMENTS - 23.6%
MUTUAL FUND SHARES - 23.6%
Evergreen Institutional Money                   ------------                 ------------                  ------------
Market Fund @                      30,920,236     30,920,236    4,645,264       4,645,264    35,565,500      35,565,500
                                                ------------                 ------------                  ------------

Evergreen Cash Management                                                    ------------                  ------------
Money Market Fund++                                             5,764,028       5,764,028     5,764,028       5,764,028
                                                                             ------------                  ------------

                                                ------------                                               ------------
Navigator Prime Portfolio++        78,020,883     78,020,883                                 78,020,883      78,020,883
                                                ------------                                               ------------

                                                ------------                 ------------                  ------------
     Total Short-Term Investments                108,941,119                   10,409,292                   119,350,411
                                                ------------                 ------------                  ============

-----------------------------------------------------------------------------------------------------------------------

Total Investments (cost
$525,442,798, $126,543,704
and $651,986,502                                ------------                 ------------
respectively) - 116.8%                           480,089,410                  112,815,097                   592,904,507
                                                ------------                 ------------                  ------------

Other Assets and
Liabilities - (16.8%)                            (79,768,061)                  (6,633,051)                  (86,401,112)
                                                ------------                 ------------                  ------------
Net Assets - 100.0%                             $400,321,349                 $106,182,046                  $506,503,395
                                                ============                 ============                  ============

-----------------------------------------------------------------------------------------------------------------------

*     Non-income producing security

+     All or a portion of this security is on loan

++    Represents investment of cash collateral received for securities on loan.

@ The advisor of the fund and the advisor of the money market fund are each a division of Wachovia Corporation.

Evergreen Growth Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Assets and Liabilities
September 30, 2002

                                                                                     Evergreen Select                   Evergreen
                                                                       Evergreen     Small Cap Growth                     Growth
                                                                      Growth Fund          Fund          Adjustments  Fund Pro Forma
------------------------------------------------------------------------------------------------------------------------------------
Assets
Identified cost of securities                                        $ 525,442,798    $ 126,543,704                   $ 651,986,502
Net unrealized losses on securities                                    (45,353,388)     (13,728,607)                    (59,081,995)
------------------------------------------------------------------------------------------------------------------------------------
Market value of securities                                             480,089,410      112,815,097                     592,904,507
Receivables for securities sold                                          6,687,016          800,485                       7,487,501
Receivable for Fund shares sold                                            843,602          390,137                       1,233,739
Dividends and interest receivable                                          174,315           26,712                         201,027
Prepaid expenses and other assets                                           21,492           14,964                          36,456
------------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                      487,815,835      114,047,395                     601,863,230
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                         9,063,792        1,926,251                      10,990,043
Payable for Fund shares redeemed                                           348,489          155,266                         503,755
Payable for securities on loan                                          78,020,883        5,764,028                      83,784,911
Advisory fee payable                                                         7,666            2,048                           9,714
Distribution Plan expenses payable                                           6,130                0                           6,130
Due to other related parties                                                 1,095              289                           1,384
Accrued expenses and other liabilities                                      46,431           17,467                          63,898
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                  87,494,486        7,865,349                      95,359,835

Net assets                                                           $ 400,321,349    $ 106,182,046                   $ 506,503,395
====================================================================================================================================

Net assets represented by
Paid-in capital                                                      $ 533,240,121    $ 187,483,098                   $ 720,723,219
Undistributed net investment loss                                           (1,544)            (201)                         (1,745)
Accumulated net realized losses on securities                          (87,563,840)     (67,572,244)                   (155,136,084)
Net unrealized losses on securities                                    (45,353,388)     (13,728,607)                    (59,081,995)
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                     $ 400,321,349    $ 106,182,046                   $ 506,503,395
====================================================================================================================================

Class A Shares
Net assets                                                           $  49,792,850                                    $  49,792,850
Shares of beneficial interest outstanding                                4,669,465                                        4,669,465
Net asset value                                                      $       10.66                                    $       10.66
Maximum offering price (based on sales charge of 5.75%)              $       11.31                                    $       11.31

Class B Shares
Net assets                                                           $  12,072,872                                    $  12,072,872
Shares of beneficial interest outstanding                                1,224,807                                        1,224,807
Net asset value                                                      $        9.86                                    $        9.86

Class C Shares
Net assets                                                           $ 199,077,754                                    $ 199,077,754
Shares of beneficial interest outstanding                               20,231,956                                       20,231,956
Net asset value                                                      $        9.84                                    $        9.84

Class I Shares
Net assets                                                           $ 139,377,873    $ 106,182,046                   $ 245,559,919
Shares of beneficial interest outstanding                               12,885,678       12,460,875     (2,644,248)a     22,702,305
Net asset value                                                      $       10.82    $        8.52                   $       10.82

(a) Reflects the impact of converting shares of the target fund into shares of the surviving fund.

              See Notes to Pro Forma Combining Financial Statements

Evergreen Growth Fund
Pro Forma Combining Financial Statements (unaudited)
Pro Forma Combining Statement of Operations
Year Ended September 30, 2002

                                                                               Evergreen Select                       Evergreen
                                                              Evergreen        Small Cap Growth                         Growth
                                                             Growth Fund             Fund            Adjustments    Fund Pro Forma
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends (net of foreign witholding taxes of $7,103
and $0, respectively)                                        $    824,708        $    355,081                        $  1,179,789
Interest                                                          704,259              73,612                             777,871
Securities lending income                                         325,632              40,471                             366,103
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                      $  1,854,599             469,164               0           2,323,763
----------------------------------------------------------------------------------------------------------------------------------

Expenses
Advisory fee                                                 $  3,493,525        $    902,011           1,637 a      $  4,397,173
Distribution Plan expenses                                      3,056,383                   0               0           3,056,383
Transfer agent fee                                              1,004,155               3,147               0           1,007,302
Administrative services fees                                      565,192             129,093               0             694,285
Custodian fee                                                     115,616              33,672               0             149,288
Printing and postage expenses                                      60,313              15,974         (39,213) b           37,074
Registration and filing fees                                       65,648               7,361          (7,361) c           65,648
Professional fees                                                  18,868              22,810         (15,800) c           25,878
Trustees' fees and expenses                                         7,072               2,633               0               9,705
Other                                                               9,759               2,368          (2,368) c            9,759
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                  8,396,531           1,119,069         (63,105)          9,452,495
Less: Expense reductions                                           (5,002)             (2,299)                             (7,301)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                    8,391,529           1,116,770         (63,105)          9,445,194
----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                            (6,536,930)           (647,606)         63,105          (7,121,431)

Net realized and unrealized losses on securities
Net realized losses on securities                             (39,316,236)        (10,041,209)              0         (49,357,445)
Net change in unrealized gains or losses on securities        (17,347,449)         (4,358,690)                        (21,706,139)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized losses on securities              (56,663,685)        (14,399,899)              0         (71,063,584)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations         ($63,200,615)       ($15,047,505)       $ 63,105        ($78,185,015)
==================================================================================================================================

a Reflects an increase based on the surviving fund's fee schedule and the average net assets of the combined fund.

b Reflects a decrease based on the combined asset level of the surviving fund.

c Reflects a savings resulting from the elimination of duplicate fees of the individual funds.

              See Notes to Pro Forma Combining Financial Statements

Evergreen Growth Fund
Notes to Pro Forma Combining Financial Statements (unaudited)
September 30, 2002

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen Growth Fund ("Growth Fund") and Evergreen Select Small Cap Growth Fund ("Small Cap Growth Fund") at September 30, 2002 and for the periods then ended.

      The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of Select Small Cap Growth Fund. The Reorganization provides for the acquisition of all the assets and the identified liabilities of Select Small Cap Growth Fund by Growth Fund, in exchange for Class I shares of Growth Fund. Thereafter, there will be a distribution of Class I shares of Growth Fund to the Class I shareholders of Select Small Cap Growth Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of Select Small Cap Growth Fund will become the owners of that number of full and fractional Class I shares of Growth Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of Select Small Cap Growth Fund as of the close of business immediately prior to the date that Select Small Cap Growth Fund net assets are exchanged for Class I shares of Growth Fund.

      The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

      The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of Select Small Cap Growth Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Evergreen Investment Management Company, LLC. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Growth Fund. As of September 30, 2002, securities held by Select Small Cap Growth Fund would comply with the compliance guidelines and investment restrictions of Growth Fund.

      The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class I shares of Growth Fund which would have been issued at September 30, 2002 in connection with the proposed Reorganization. Class I shareholders of Select Small Cap Growth Fund would receive Class I shares of Growth Fund based on conversion ratios determined on September 30, 2002. The conversion ratios are calculated by dividing the net asset value per share of Class I of Select Small Cap Growth Fund by the net asset value per share of

                             EVERGREEN EQUITY TRUST
                          EVERGREEN SELECT EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116

                                 1.800.343.2898

                             DOMESTIC EQUITY FUNDS I

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 2003

           Evergreen Aggressive Growth Fund ("Aggressive Growth Fund")
              Evergreen Capital Growth Fund ("Capital Growth Fund")
                 Evergreen Core Equity Fund ("Core Equity Fund")
             Evergreen Emerging Growth Fund ("Emerging Growth Fund")
                 (formerly Evergreen Small Company Growth Fund)
                        Evergreen Fund ("Evergreen Fund")
                      Evergreen Growth Fund ("Growth Fund")
        Evergreen Large Company Growth Fund ("Large Company Growth Fund")
                     Evergreen Masters Fund ("Masters Fund")
                       Evergreen Omega Fund ("Omega Fund")
                  Evergreen Premier 20 Fund ("Premier 20 Fund")
     Evergreen Select Small Cap Growth Fund ("Select Small Cap Growth Fund") Evergreen Select Strategic Growth Fund ("Select Strategic Growth Fund")
              Evergreen Special Equity Fund ("Special Equity Fund")
              Evergreen Stock Selector Fund ("Stock Selector Fund")
        Evergreen Tax Strategic Equity Fund ("Tax Strategic Equity Fund")
                     (Each a "Fund"; together, the "Funds")

           Each Fund is a series of an open-end management investment company known as either Evergreen Equity Trust or
                 Evergreen Select Equity Trust (each, a "Trust";
                            together, the "Trusts").

     This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated February 1, 2003 for the Fund in which you are making or contemplating an investment. The Funds are offered through three separate prospectuses: one offering Class A, Class B, Class C, and Class I shares of each Fund (except for Core Equity Fund and Select Small Cap Growth Fund which offer Class I shares only ), one offering Class A, Class B, Class C, and Class I shares of Tax Strategic Equity Fund only, and one offering Class IS shares of Core Equity Fund, Select Strategic Growth Fund, Special Equity Fund and Stock Selector Fund. You may obtain copies of each prospectus without charge by calling 1.800.343.2898 or downloading it off our website at EvergreenInvestments.com. Information in Part 1 of this SAI is specific information about the Funds described in the prospectuses. The information in
Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to each Fund's Annual Report dated September 30, 2002. You may obtain a copy of an Annual Report without charge by calling 1.800.343.2898 or downloading it off our website at EvergreenInvestments.com.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY........................................................1-1
INVESTMENT POLICIES..................................................1-1
OTHER SECURITIES AND PRACTICES.......................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.....................................1-4
EXPENSES.............................................................1-4
PERFORMANCE.........................................................1-13
COMPUTATION OF CLASS A AND CLASS C OFFERING PRICES .................1-21
SERVICE PROVIDERS...................................................1-25
FINANCIAL STATEMENTS................................................1-29

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES........2-1
PURCHASE AND REDEMPTION OF SHARES...................................2-19
SALES CHARGE WAIVERS AND REDUCTIONS.................................2-22
PRICING OF SHARES...................................................2-24
PERFORMANCE CALCULATIONS............................................2-25
PRINCIPAL UNDERWRITER...............................................2-28
DISTRIBUTION EXPENSES UNDER RULE 12b-1..............................2-29
SERVICE FEES AND COMMISSION PAID TO INVESTMENT FIRMS................2-31
TAX INFORMATION.....................................................2-34
BROKERAGE...........................................................2-37
ORGANIZATION........................................................2-38
INVESTMENT ADVISORY AGREEMENT.......................................2-39
MANAGEMENT OF THE TRUST.............................................2-40
CORPORATE AND MUNICIPAL BOND RATINGS................................2-45
ADDITIONAL INFORMATION..............................................2-54

                                     PART 1

                                  TRUST HISTORY

         Each Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. Each Fund, except Premier 20 Fund, is a diversified series of its respective Trust. Premier 20 Fund is a non-diversified series of its Trust. A copy of the Declaration of Trust is on file as an exhibit to each Trust's Registration Statement, of which this SAI is a part. On June 3, 2002, Evergreen Emerging Growth Fund changed its name from Evergreen Small Company Growth Fund.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the 1940
Act). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1. Diversification  (Excluding Premier 20 Fund)

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         1a.  Non-Diversification (Premier 20 Fund only)

         The Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversified Funds:

         A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, the Fund may have no more than 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

         2. Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3. Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4. Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. Each Fund does not consider covered dollar rolls to be "borrowings" for the purposes of this restriction.

         5. Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6. Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7. Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8. Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


         The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 24, 2002.



                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectuses. The list below applies to all Funds unless noted otherwise.

Money Market Instruments
U.S. Government Agency Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions (not applicable to Growth Fund)
Repurchase Agreements
Reverse Repurchase Agreements (not applicable to Growth Fund)
Securities Lending
Convertible Securities
Preferred Stocks
Warrants
Options and Futures Strategies
Foreign Securities (not applicable to Aggressive Growth Fund, Evergreen Fund or Growth Fund)
Foreign Currency  Transactions (not applicable to Aggressive Growth
Fund, Evergreen Fund or Growth Fund)
Obligations of Foreign Branches of US Banks
(not applicable to Aggressive Growth Fund, Evergreen Fund or Growth Fund) Obligations of US Branches of Foreign Banks (not applicable to Aggressive Growth Fund, Evergreen Fund or Growth Fund)
Premium Securities (applicable only to Capital Growth Fund and Growth Fund) Illiquid and Restricted Securities
Investment in Other Investment Companies
Short Sales (not applicable to Capital Growth Fund or Growth Fund)
Limited Partnerships (applicable only to Emerging Growth Fund, Large Company Growth Fund and Tax Strategic Equity Fund)
Master Demand Notes (applicable to Core Equity Fund, Select Small Cap Growth Fund, Select Strategic Growth Fund and Special Equity Fund)
Real Estate Investment Trusts (applicable to Core Equity Fund,  Select Small
Cap Growth Fund, Select Strategic Growth Fund and Special Equity Fund)


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of January 1, 2003, the officers and Trustees of the Trusts owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of January 1, 2003.

 ======================================================================
 Aggressive Growth Fund Class A

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         5.91%
 Attn:  Fund Administration #97212
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Aggressive Growth Fund Class B

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Aggressive Growth Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Aggressive Growth Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            41.98%
 Trust Accounts
 Attn:  Ginny Batten
 11th Floor CMG-1151
 301 S. Tryon Street
 Charlotte, NC  28202
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            6.20%
 401K Accounts
 1525 West WT Harris Blvd.
 Charlotte, NC 28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Capital Growth Fund Class A

 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Charles Schwab & Co., Inc.                           6.83%
 Special Custody A/C for the Exclusive Benefit of
 Customers
 Attn:  Mutual Funds
 101 Montgomery Street
 San Francisco, CA  94104-4122
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Capital Growth Fund Class B

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Capital Growth Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Capital Growth Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 Summership & Co.                                     27.57%
 Aggressive Portfolio - W14A
 Attn:  Robert Allen
 100 Franklin Street, Floor 9
 Boston, MA  02110-1401
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Summership & Co.                                     21.78%
 Moderately Aggressive Portfolio W14B
 Attn:  Robert Allen
 100 Franklin Street, Floor 9
 Boston, MA  02110-1401
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Summership & Co.                                     18.94%
 Moderately Portfolio W14D
 Attn:  Robert Allen
 100 Franklin Street, Floor 9
 Boston, MA  02110-1401
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Summership & Co.                                     7.96%
 Custom Choice Equity Portfolio W14F
 Attn:  Robert Allen
 100 Franklin Street, Floor 9
 Boston, MA  02110-1401
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Summership & Co.                                     7.32%
 Conservative Portfolio W14E
 Attn:  Robert Allen
 100 Franklin Street, Floor 9
 Boston, MA  02110-1401
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Core Equity Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  83.98%
 Cash Account
 Attn:  Trust Operations Fund Group
 401 S. Tryon Street, Floor 3
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            13.05%
 Cash/Reinvest Account
 Attn:  Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG-1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Core Equity Fund Class IS

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 Emerging Growth Fund Class A

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 Rofe & Co.                                           19.16%
 C/o State Street Bank & Trust Co. for Sub Account
 Kokusai Securities Co. Ltd.
 P.O. Box 5061
 Boston, MA  02206-0001
 ----------------------------------------------------------------------
 Emerging Growth Fund Class B

 ----------------------------------------------------------------------
 MLPF&S for the Sole Benefit of ITS Customers         7.21%
 Attn:  Fund Administration #98302
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Emerging Growth Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Clearing Corp. Cust. A/C 7969-9014             26.51%
 Spring Creek LP
 Attn:  Elliot Schildkrout
 45 Monadnock Rd.
 Chestnut Hill, MA  02467-1121
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         9.41%
 Attn:  Fund Administration #97TU0
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Emerging Growth Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            38.35%
 Cash/Reinvest Account
 Trust Accounts
 1525 West WT Harris Blvd.
 Charlotte, NC 28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            30.53%
 Re-Invest Account
 Trust Accounts
 1525 West WT Harris Blvd.
 Charlotte, NC 28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            14.50%
 Cash Account
 Trust Accounts
 1525 West WT Harris Blvd.
 Charlotte, NC 28288-0001
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Evergreen Fund Class A

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Evergreen Fund Class B

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Evergreen Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Evergreen Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Growth Fund Class A

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            8.33%
 401K Accounts
 1525 West WT Harris Blvd.
 Charlotte, NC 28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Charles Schwab & Co., Inc.                           8.20%
 Special Custody Account FBO
 Exclusive Benefit of Customers
 Attn:  Mutual Funds
 101 Montgomery Street
 San Francisco, CA  94104-4122
 ---------------------------------------------------- -----------------
 Growth Fund Class B

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Growth Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Growth Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            46.49%
 401K Accounts
 1525 West WT Harris Blvd.
 Charlotte, NC  28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National BK/EB/INT                       31.53%
 Cash Account
 Attn:  Trust Operations. Fund Group
 401 S. Tryon Street, Floor 3 CMG-1151
 Charlotte, NC 28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank/EB/INT                     8.91%
 Reinvest Account
 Attn:  Trust Operations Fund Group
 401 S. Tryon Street, Floor 3 CMG-1151
 Charlotte, NC 28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            6.83%
 Cash/Reinvest Account
 Attn: Trust Operations Fund Group[
 401 S. Tryon Street, Floor 3 CMG-1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Large Company Growth Fund Class A

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Large Company Growth Fund Class B

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         5.44%
 Attn:  Fund Administration #98298
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Large Company Growth Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Large Company Growth Fund Class I

 ---------------------------------------------------- -----------------
 First Union National Bank                            80.56%
 Trust Accounts
 Trust Accounts
 1525 West WT Harris Blvd.
 Charlotte, NC 28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            10.33%
 Trust Accounts
 Attn:  Ginny Batten
 11th Floor CMG 1151
 301 S. Tryon Street
 Charlotte, NC  28202
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Masters Fund Class A

 ----------------------------------------------------------------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Masters Fund Class B

 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 Masters Fund Class C

 ----------------------------------------------------------------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Masters Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            63.26%
 401K Accounts
 1525 West WT Harris Blvd
 Charlotte, NC  28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Paulette Wiener Cust.                                5.65%
 Ariana Wiener UTMA-NY
 102 Coleridge Street
 Brooklyn, NY 11235-4131
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Omega Fund Class A

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Omega Fund Class B

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Omega Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         5.91
 Attn:  Fund Administration #97BP5
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Omega Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            23.12%
 401K Accounts
 1525 West WT Harris Blvd.
 Charlotte, NC  28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            18.91%
 Re-invest Account
 Trust Accounts
 1525 West WT Harris Blvd
 Charlotte, NC  28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            9.60%
 Cash Account
 Attn:  Trust Operations Fund Group
 1525 West WT Harris Blvd
 Charlotte, NC  28288-0001
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Premier 20 Fund Class A

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Premier 20 Fund Class B

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Premier 20 Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Premier 20 Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 John V. Lowney TTEE                                  43.71%
 Pamela Lowney Trust
 U/A 7-2-85
 566 Lowell Avenue
 Palo Alto, CA  94301-3815
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 John V. Lowney TTEE                                  43.28%
 Douglas Lowney Trust
 U/A 7-2-85
 566 Lowell Avenue
 Palo Alto, CA  94301-3815
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Select Small Cap Growth Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            57.20%
 Re-invest Account
 Trust Accounts
 1525 West WT Harris Blvd
 Charlotte, NC  28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            28.40%
 Cash Account
 Trust Accounts
 1525 West WT Harris Blvd
 Charlotte, NC  28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Worcester County                                     9.73%
 Retirement System
 Attn:  Michael J. Donoghue
 Chairman & Treasurer
 2 Main Street, Room 3 Courthouse
 Worcester, MA  01608-1184
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Select Strategic Growth Fund Class A

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         36.73%
 Attn:  Fund Administration #975J0
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 State Street Bank & Trust Co.                        6.17%
 Cust. Rollover IRA FBO
 Rafaela Martinez
 13618 Sunburst Street
 Arleta, CA  91331-5540
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Select Strategic Growth Fund Class B

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         12.88%
 Attn:  Fund Administration #975J0
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Paine Webber for the Benefit of Malcom G. Rovtar     5.16%
 Trustee U/A
 DED 4-28-86 Made by Malcom G. Rovtar
 10 Penn Court
 Oswego, IL  60543-9782
 ---------------------------------------------------- -----------------
 Select Strategic Growth Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 American Enterprise Investment                       11.01%
 FBO 188942381
 P.O. Box 9446
 Minneapolis, MN  55440-9446
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         6.82%
 Attn:  Fund Administration #975J0
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Salomon Smith Barney, Inc.                           5.99%
 00157868598
 333 West 34th Street, 3rd Floor
 New York, NY  10001-2483
 ---------------------------------------------------- -----------------
 Select Strategic Growth Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  55.13%
 Cash Account

 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  33.86%
 Re-invest Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            5.21%
 Cash/Reinvest Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 Select Strategic Growth Fund Class IS

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  13.19%
 Cash Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  6.98%
 Reinvest Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Cando & Co.                                          5.13%
 Trust Operators Mail Code 994047
 P.O. Box 29
 Columbia, SC  29202-0029
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Special Equity Fund Class A

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 VALIC                                                23.50%
 Attn:  Greg Seward
 Woodson Tower L7-01
 2919 Allen Parkway
 Houston, TX  77019-2142
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 Charles Schwab & Co., Inc.                           7.79%
 Special Custody Account FBO
 Exclusive Benefit of Customers
 Reinvest Account
 Attn: Mutual FD
 101 Montgomery Street
 San Francisco, CA  94104-4122
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Special Equity Fund Class B

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 Special Equity Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         5.21%
 Attn:  Fund Administration #9EHN2
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 Special Equity Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  50.14%
 Cash Account

 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  39.94%
 Reinvest Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank                            7.54%
 401K Accounts
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 Special Equity Fund Class IS

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         13.42%
 Attn:  Fund Administration #97X34
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  7.54%
 Cash Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Stock Selector Fund Class A

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Stock Selector Fund Class B

 ---------------------------------------------------- -----------------
 None

 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Stock Selector Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         18.48%
 Attn:  Fund Administration #97X37
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 Raymond James & Assoc., Inc.                         17.34%
 FBO SCHWE IRA
 BIN# 87529580
 880 Carillon Parkway
 St. Petersburg, FL  33716-1100
 ---------------------------------------------------- -----------------
 Prudential Securities, Inc. FBO                      14.24%
 Mr. Mark Marchegiani
 IRA DTD 12-26-95
 1314 Hampton Drive
 Archbald, PA  18403-1779
 ---------------------------------------------------- -----------------
 A.G. Edwards & Sons Inc. FBO                         5.68%
 Lysle T. Christianson
 TTEE
 A/C 0084-611859
 One North Jefferson
 St. Louis, MO  63103-2287
 ----------------------------------------------------------------------
 Stock Selector Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  44.13%
 Cash Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  22.52%
 Cash/Reinvest Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  17.20%
 Reinvest Account
 Attn: Trust Operations Fund Group
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  11.35%
 401K Accounts
 401 S. Tryon Street, 3rd Floor CMG 1151
 Charlotte, NC  28202-1934
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Stock Selector Fund Class IS

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 Wilmington Trust Co. TTEE                            88.96%
 Triangle Wire & Cable PP Hourly
 A/C 49461-0 DTD 9-22-99
 C/o Mutual Funds
 P.O. Box 8882
 Wilmington, DE 19899-8882
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Clearing Corporation FBO                       7.07%
 First Union Brokerage
 Sipes Orchard Home
 Acct. #77280756
 201 S. College Street, 5th Floor
 Charlotte, NC 28288-0001
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Tax Strategic Equity Fund Class A

 ----------------------------------------------------------------------
 Elsie P. Viles                                       6.06%
 P.O. Box 319
 Augusta, ME  04332-0319
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Tax Strategic Equity Fund Class B

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         8.57%
 Attn:  Fund Administration #97YU0
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Tax Strategic Equity Fund Class C

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 MLPF&S for the Sole Benefit of ITS Customers         7.01%
 Attn:  Fund Administration #97YU1
 4800 Deer Lake Drive E. 2nd Floor
 Jacksonville, FL  32246-6484
 ---------------------------------------------------- -----------------
 ----------------------------------------------------------------------
 Tax Strategic Equity Fund Class I

 ----------------------------------------------------------------------
 ---------------------------------------------------- -----------------
 First Union National Bank BK/EB/INT                  36.47%
 Reinvest Account
 Trust Accounts
 1525 West WT Harris Blvd.
 Charlotte, NC  28288-0001
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 John Newhouse Cust.                                  34.26%
 Karly Newhouse UGMA NJ
 164 Goltra Drive
 Baskinridge, NJ  07920-2451
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Clearing Corp. FBO                             7.73%
 Brandon L. Lark UGMA
 A/C 5035-9283
 3124 Ivyland Drive SE
 Roanoke, VA  24014-6307
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 First Clearing Corp. FBO                             7.44%
 Heather Leonard Martin
 A/C 5168-0897
 2522 Selwyn Avenue
 Charlotte, NC  28209-1606
 ---------------------------------------------------- -----------------
 ---------------------------------------------------- -----------------
 David R. Fialkoff Tr.                                6.97%
 David R. Fialkoff Trust
 UAD 3-29-90
 10649 A SW 113 Place
 Miami, FL  33176

 ---------------------------------------------------- -----------------


                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North
Carolina 28288-0013. For more information, see "Investment Advisory Agreement" in Part 2 of this SAI.

         EIMC is entitled to receive from the following Funds an annual fee equal to the amounts listed below, based on the average daily net assets of each
Fund:

             ===================================== ===================
             Fund                                         Fee

             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Aggressive Growth Fund                      0.52%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Capital Growth Fund                         0.80%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Core Equity Fund                            0.62%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Growth Fund                                 0.70%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Masters Fund                                0.87%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Premier 20 Fund                             0.75%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Select Strategic Growth Fund                0.62%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Special Equity Fund                         0.92%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Stock Selector Fund                         0.66%
             ------------------------------------- -------------------
             ------------------------------------- -------------------
             Tax Strategic Equity Fund                   0.87%
             ===================================== ===================

         EIMC is entitled to receive from Evergreen Fund an annual fee based on the Fund's average daily net assets as follows:

              ====================================== =================
                    Average Daily Net Assets               Fee

              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $500 million                 0.750%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.700%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Next $1 billion                  0.650%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         Over $2 billion                  0.625%
              ====================================== =================

         EIMC is entitled to receive from Omega Fund an annual fee based on the Fund's average daily net assets as follows:

              ====================================== =================
                    Average Daily Net Assets               Fee

              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       First $250 million                 0.660%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $250 million                 0.585%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        Next $500 million                 0.510%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                         over $1 billion                  0.410%
              ====================================== =================

         EIMC is entitled to receive from Select Small Cap Growth Fund an annual fee based on the Fund's average daily net assets as follows:

              ====================================== =================
                    Average Daily Net Assets               Fee

              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       first $100 million                 0.71%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $150 million                 0.66%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        over $250 million                 0.56%
              ====================================== =================

         EIMC is entitled to receive from Emerging Growth Fund and Large Company Growth Fund an annual fee based on each Fund's average daily net assets as follows:

              ====================================== =================
                    Average Daily Net Assets               Fee

              -------------------------------------- -----------------
              -------------------------------------- -----------------
                       first $100 million                 0.61%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $100 million                 0.56%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $100 million                 0.51%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $100 million                 0.46%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $100 million                 0.41%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $500 million                 0.36%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        next $500 million                 0.31%
              -------------------------------------- -----------------
              -------------------------------------- -----------------
                        over $1.5 billion                 0.26%
              ====================================== =================

Advisory Fees Paid

         Below are the advisory fees accrued or paid by each Fund for the last three fiscal years or periods. Prior to May 11, 2001, amounts paid by Core Equity Fund, Masters Fund, Select Small Cap Growth Fund, Select Strategic Growth Fund, Special Equity Fund and Stock Selector Fund were paid to each Fund's previous investment advisor.

  ======================================================================= ====================== ========================
                                                                          Advisory               Advisory

  Fund/Fiscal Year or Period                                              Fee Paid               Fee Waived
  ----------------------------------------------------------------------- ---------------------- ------------------------
  -----------------------------------------------------------------------------------------------------------------------
  Year or Period Ended September 30, 2002

  ----------------------------------------------------------------------- ---------------------- ------------------------
  Aggressive Growth Fund                                                  $1,147,562             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Capital Growth Fund                                                     $5,305,899             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Core Equity Fund                                                        $10,357,567            $129,657
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Emerging Growth Fund                                                    $3,004,428             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Evergreen Fund                                                          $6,008,661             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Growth Fund                                                             $3,493,525             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Large Company Growth Fund                                               $2,783,259             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Masters Fund                                                            $1,661,052             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Omega Fund                                                              $7,499,653             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Premier 20 Fund                                                         $381,394               $357,590
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Small Cap Growth Fund                                            $902,011               $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Strategic Growth Fund                                            $4,084,762             $720,606
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Special Equity Fund                                                     $2,494,215             $817,952
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Stock Selector Fund                                                     $4,864,516             $1,018,586
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Tax Strategic Equity Fund                                               $142,312               $0
  -----------------------------------------------------------------------------------------------------------------------
  Year or Period Ended September 30, 2001

  ----------------------------------------------------------------------- ---------------------- ------------------------
  Aggressive Growth Fund                                                  $1,673,374             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Capital Growth Fund                                                     $4,777,376             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Core Equity Fund (a)                                                    $ 2,656,896            $109,535
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Core Equity Fund (b)                                                    $ 12,762,346           $1,041,108
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Emerging Growth Fund                                                    $3,850,572             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Evergreen Fund                                                          $9,478,140             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Growth Fund                                                             $4,071,397             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Large Company Growth Fund                                               $3,728,366             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Masters Fund                                                            $2,509,089             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Omega Fund                                                              $9,521,411             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Premier 20 Fund                                                         $493,579               $159,720
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Small Cap Growth Fund (a)                                        $231,158               $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Small Cap Growth Fund (b)                                        $996,746               $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Strategic Growth Fund (a)                                        $ 994,907              $74,301
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Strategic Growth Fund (b)                                        $ 4,598,643            $318,766
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Special Equity Fund (a)                                                 $ 607,642              $258,710
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Special Equity Fund (b)                                                 $ 2,390,755            $956,999
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Stock Selector Fund                                                     $ 6,025,956            $1,241,529
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Tax Strategic Equity Fund                                               $199,787               $0
  -----------------------------------------------------------------------------------------------------------------------
  Year or Period Ended September 30, 2000

  -----------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Aggressive Growth Fund                                                  $2,103,035             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Capital Growth Fund                                                     $3,789,146             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Core Equity Fund (c)                                                    $ 14,907,250           $2,031,773
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Emerging Growth Fund                                                    $5,073,245             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Evergreen Fund                                                          $15,812,585            $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Growth Fund                                                             $4,189,088             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Large Company Growth Fund                                               $5,203,977             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Masters Fund                                                            $2,738,157             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Omega Fund                                                              $8,565,213             $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Small Cap Growth Fund (c)                                        $812,680               $0
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Select Strategic Growth Fund (c)                                        $3,940,670             $494,372
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Special Equity Fund (c)                                                 $1,614,746             $508,842
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Stock Selector Fund                                                     $ 3,682,542            $371,302
  ----------------------------------------------------------------------- ---------------------- ------------------------
  ----------------------------------------------------------------------- ---------------------- ------------------------
  Tax Strategic Equity Fund                                               $ 222,925              $2,218
  ======================================================================= ====================== ========================

(a) For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
(b)      Year ended June 30, 2001.
(c)      Year ended June 30, 2000.

Sub-Advisory Fees Paid

         Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter) acts as sub-advisor to Capital Growth Fund. EIMC will pay Pilgrim Baxter an annual contractual sub-advisory fee at the rate of 0.20% of the Fund's average daily net assets.

         OppenheimerFunds,  Inc. (Oppenheimer), MFS Institutional Advisors, Inc.
(MFS) and Marsico Capital Management, LLC (Marsico) each manage, along with EIMC, a segment of the Masters Fund. EIMC pays Oppenheimer, MFS and Marsico fees equal in the aggregate up to 0.50% of the Masters Fund's average daily net assets.

         Below are the sub-advisory fees paid by the investment advisor to the sub-advisors for the last three fiscal years or periods.

================================================= ================ ===================== ===============
                                                                    Oppenheimer,
                                                                   MFS,                  Pilgrim

Fund/Fiscal Year or Period                        EIMC             Marsico               Baxter
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------------------------ --------------------- ---------------
Year or Period Ended September 30, 2002

------------------------------------------------------------------ --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Capital Growth Fund                               N/A              N/A                   $1,326,475
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Masters Fund                                      $ 251,649        $ 701,207(a)          N/A
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------------------------ --------------------- ---------------
Year or Period Ended September 30, 2001

------------------------------------------------------------------ --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Capital Growth Fund (b)                           N/A              N/A                   $663,014
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Masters Fund                                      $121,252 (c)     $1,118,597            N/A
------------------------------------------------- ---------------- --------------------- ---------------
------------------------------------------------------------------ --------------------- ---------------
Year or Period Ended September 30, 2000

------------------------------------------------------------------ --------------------- ---------------
------------------------------------------------- ---------------- --------------------- ---------------
Masters Fund                                      N/A              $1,222,405            N/A
================================================= ================ ===================== ===============

(a)  Marsico  replaced  Putnam  Investment   Management,   LLC  as  one  of  the
     sub-advisors to Masters Fund, effective September 1, 2002.
(b) For the six months ended September 30, 2001. Pilgrim Baxter became the sub-advisor of the Fund effective April 2, 2001.
(c) $121,252 was paid to EIMC for the three-month period ended September 30, 2001. The Fund changed one of its sub-advisors to EIMC on May 11, 2001.

              Until May 11, 2001, Evergreen Asset Management Company (EAMC) acted as one of the sub-advisors to Masters Fund and was reimbursed in the following amounts by the Fund's previous investment advisor for the costs of providing sub-advisory services:

========================================================== ====================
Fund/Fiscal Year or Period                                 Total Paid to EAMC
---------------------------------------------------------- --------------------
-------------------------------------------------------------------------------
Year or Period Ended September 30, 2001

-------------------------------------------------------------------------------
---------------------------------------------------------- --------------------
Masters Fund                                                      $206,835(a)
---------------------------------------------------------- --------------------
-------------------------------------------------------------------------------
Year or Period Ended September 30, 2000

-------------------------------------------------------------------------------
---------------------------------------------------------- --------------------
Masters Fund                                                       $314,002
========================================================== ====================
          (a) For the period from October 1, 2000 through May 11, 2001.

              Until September 22, 2000, Lieber & Company (Lieber) acted as the sub-advisor to Evergreen Fund and Tax Strategic Equity Fund and was reimbursed in the following amounts by the Funds' previous investment advisor for the costs of providing sub-advisory services:

 =================================================== ==========================
 Fund/Fiscal Year or Period                          Total Paid to Lieber

 --------------------------------------------------- --------------------------
 ------------------------------------------------------------------------------
 Year or Period Ended September 30, 2000

 ------------------------------------------------------------------------------
 --------------------------------------------------- --------------------------
 Evergreen Fund                                             $15,804,679
 --------------------------------------------------- --------------------------
 --------------------------------------------------- --------------------------
 Tax Strategic Equity Fund                                   $225,030
 =================================================== ==========================


Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to all brokers and brokerage commissions paid by the applicable Funds to Wachovia Securities, Inc. (formerly First Union Securities, Inc.), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

============================================ =========================== ===========================
                                                                           Total Paid to Wachovia

        Fund/Fiscal Year or Period           Total Paid to All Brokers        Securities, Inc.
------------------------------------------------------------------------ ---------------------------
Year or Period Ended September 30, 2002

------------------------------------------------------------------------ ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Aggressive Growth Fund                               $1,020,903                   $224,418
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Capital Growth Fund                                  $8,263,702                   $605,618
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Core Equity Fund                                     $6,616,422                   $802,326
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Emerging Growth Fund                                 $3,785,397                   $683,275
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Evergreen Fund                                       $2,251,177                   $877,747
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Growth Fund                                          $1,675,366                   $35,223
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Large Company Growth Fund                            $1,964,618                   $761,968
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Masters Fund                                          $754,272                    $28,651
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Omega Fund                                           $5,629,264                  $1,617,703
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Premier 20 Fund                                       $464,235                    $144,333
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Select Small Cap Growth Fund                          $707,554                    $43,601
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Select Strategic Growth Fund                         $3,422,525                   $168,142
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Special Equity Fund                                  $2,501,274                   $84,384
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Stock Selector Fund                                  $1,793,031                   $74,659
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Tax Strategic Equity Fund                             $29,906                       $28
-------------------------------------------- --------------------------- ---------------------------
------------------------------------------------------------------------ ---------------------------
Year or Period Ended September 30, 2001

------------------------------------------------------------------------ ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Aggressive Growth Fund                                $948,633                    $121,583
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Capital Growth Fund                                  $2,062,875                    $7,910
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Core Equity Fund (a)                                  $403,647                    $265,656
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Core Equity Fund(b)                                  $2,642,655                   $255,403
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Emerging Growth Fund                                 $1,844,993                   $161,695
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Evergreen Fund                                       $3,598,637                   $787,168
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Growth Fund                                           $667,743                    $43,806
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Large Company Growth Fund                            $2,379,822                   $557,365
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Masters Fund                                          $373,399                    $15,088
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Omega Fund                                           $5,669,012                  $1,082,732
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Premier 20 Fund                                       $610,428                    177,920
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Select Small Cap Growth Fund (a)                      $133,664                    $20,245
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Select Small Cap Growth Fund (b)                      $471,129                    $25,160
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Select Strategic Growth Fund (a)                      $524,475                    $65,858
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Select Strategic Growth Fund (b)                     $2,113,071                   $97,645
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Special Equity Fund (a)                               $281,302                    $29,739
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Special Equity Fund (b)                              $1,739,661                   $55,685
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Stock Selector Fund                                  $1,614,942                   $76,342
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Tax Strategic Equity Fund                             $38,020                        $0
-------------------------------------------- --------------------------- ---------------------------
------------------------------------------------------------------------ ---------------------------
Year or Period Ended September 30, 2000

------------------------------------------------------------------------ ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Aggressive Growth Fund                                $885,769                    $38,450
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Capital Growth Fund                                   $937,166                       $0
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Core Equity Fund (c)                                 $2,129,518                      $0
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Emerging Growth Fund                                 $2,828,510                   $190,409
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Evergreen Fund                                       $3,933,521                      $0
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Growth Fund                                           $693,356                       $0
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Large Company Growth Fund                            $2,530,657                   $85,125
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Masters Fund                                          $512,661                     $1,746
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Omega Fund                                           $3,361,355                   $150,675
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Select Small Cap Growth Fund (c)                      $475,552                       $0
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Select Strategic Growth Fund (c)                     $1,202,411                      $0
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Special Equity Fund (c)                               $948,715                     $3,321
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Stock Selector Fund                                   $859,809                       $0
-------------------------------------------- --------------------------- ---------------------------
-------------------------------------------- --------------------------- ---------------------------
Tax Strategic Equity Fund                             $19,296                        $0
============================================ =========================== ===========================

(a) For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
(b)      Year ended June 30, 2001.
(c)      Year ended June 30, 2000.

      Below are the brokerage commissions paid by the applicable Funds to Lieber, an affiliated broker-dealer for the Evergreen funds until September 2000, for the fiscal year ended September 2000. There were no commissions paid for the fiscal year or period ended September 2001.

================================================ ==========================
Fund/Fiscal Year or Period                       Total Paid to Lieber

------------------------------------------------ --------------------------
---------------------------------------------------------------------------
Year or Period Ended September 30, 2000

---------------------------------------------------------------------------
------------------------------------------------ --------------------------
Evergreen Fund                                              $309,240
------------------------------------------------ --------------------------
------------------------------------------------ --------------------------
Masters Fund                                                $71,136
------------------------------------------------ --------------------------
------------------------------------------------ --------------------------
Tax Strategic Equity Fund                                    $8,680
------------------------------------------------ --------------------------

Percentage of Brokerage Commissions

         The tables below show, for the fiscal year or period ended September 30, 2002, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Wachovia Securities, Inc.; and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Wachovia Securities, Inc. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

========================================= ======================= =========================
                                                                       Percentage of
                                              Percentage of            Commissionable
                                              Commissions to        Transactions through
                  Fund                     Wachovia Securities,     Wachovia Securities,
                                                   Inc.                     Inc.
========================================= ======================= =========================
========================================= ======================= =========================
Aggressive Growth Fund                            22.0%                     0.3%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Capital Growth Fund                                7.3%                     0.7%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Core Equity Fund                                  12.1%                     0.7%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Emerging Growth Fund                              18.1%                     1.4%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Evergreen Fund                                    39.0%                     2.0%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Growth Fund                                        2.1%                     0.0%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Large Company Growth Fund                         38.8%                     0.3%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Masters Fund                                       3.8%                     0.0%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Omega Fund                                        28.7%                     0.0%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Premier 20 Fund                                   31.1%                     0.0%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Select Small Cap Growth Fund                       6.2%                     0.0%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Select Strategic Growth Fund                       4.9%                     0.0%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Stock Selector Fund                                3.4%                     0.0%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Special Equity Fund                                4.2%                     0.0%
----------------------------------------- ----------------------- -------------------------
----------------------------------------- ----------------------- -------------------------
Tax Strategic Equity Fund                          0.1%                     0.0%
========================================= ======================= =========================

Portfolio Turnover

         The Funds, with the exception of Tax Strategic Equity Fund, generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

   ============================================== =========================== ============================
   Fund/Fiscal Year or Period                               Total              Underwriting Commissions
                                                   Underwriting Commissions            Retained

   ---------------------------------------------- --------------------------- ----------------------------
   -------------------------------------------------------------------------------------------------------
   Year or Period Ended 2002

   -------------------------------------------------------------------------------------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Aggressive Growth Fund                                  $327,001                     $12,237
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Capital Growth Fund                                    $4,718,789                    $70,601
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Core Equity Fund                                           $0                          $0
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Emerging Growth Fund                                    $368,859                     $9,165
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Evergreen Fund                                          $341,932                     $8,822
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Growth Fund                                             $864,341                     $19,380
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Large Company Growth Fund                               $426,123                     $10,932
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Masters Fund                                            $346,497                     $8,979
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Omega Fund                                             $5,133,634                    $97,983
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Premier 20 Fund                                         $174,061                     $12,522
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Select Small Cap Growth Fund                               $0                          $0
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Select Strategic Growth Fund                            $33,213                       $695
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Special Equity Fund                                     $431,900                     $7,756
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Stock Selector Fund                                     $53,389                      $1,834
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Tax Strategic Equity Fund                               $45,957                       $524
   ---------------------------------------------- --------------------------- ----------------------------
   -------------------------------------------------------------------------------------------------------
   Year or Period Ended 2001

   -------------------------------------------------------------------------------------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Aggressive Growth Fund                                  $962,975                     $27,673
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Capital Growth Fund                                    $9,596,749                    $82,854
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Core Equity Fund (a)                                       $0                          $0
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Core Equity Fund (b)                                       $0                          $0
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Emerging Growth Fund                                    $566,663                     $8,506
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Evergreen Fund                                          $518,254                     $10,064
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Growth Fund                                             $698,098                     $12,185
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Large Company Growth Fund                               $572,347                     $8,608
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Masters Fund                                           $1,507,143                    $35,852
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Omega Fund                                            $14,899,699                   $180,188
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Premier 20 Fund                                        $5,411,372                    $12,461
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Select Small Cap Growth Fund (a)                           $0                          $0
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Select Small Cap Growth Fund (b)                           $0                          $0
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Select Strategic Growth Fund (a)                         $5,086                       $219
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Select Strategic Growth Fund (b)                         $2,250                        $62
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Special Equity Fund (a)                                 $822,210                     $13,657
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Special Equity Fund (b)                                $1,340,126                    $24,435
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Stock Selector Fund                                     $27,004                      $1,190
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Tax Strategic Equity Fund                               $164,313                     $2,299
   ---------------------------------------------- --------------------------- ----------------------------
   -------------------------------------------------------------------------------------------------------
   Year or Period Ended 2000

   -------------------------------------------------------------------------------------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Aggressive Growth Fund                                 $1,799,017                    $41,900
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Capital Growth Fund                                    $1,444,388                    $34,029
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Core Equity Fund (c)                                       $0                          $0
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Emerging Growth Fund                                    $772,141                     $10,727
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Evergreen Fund                                         $1,011,963                    $21,362
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Growth Fund                                             $406,295                     $10,385
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Large Company Growth Fund                               $679,663                     $17,133
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Masters Fund                                           $1,725,789                    $35,446
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Omega Fund                                            $33,997,149                   $560,015
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Select Small Cap Growth Fund (c)                           $0                          $0
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Select Strategic Growth Fund (c)                           $0                          $0
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Special Equity Fund (c)                                $1,648,195                    $32,426
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Stock Selector Fund                                     $50,303                      $3,569
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Tax Strategic Equity Fund                               $268,316                     $7,400
   ============================================== =========================== ============================

(a) For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 2001.
(b)      Year ended June 30, 2001.
(c)      Year ended June 30, 2000.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year or period ended September 30, 2002. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

===================================== ============== ================================= ================================ ===========
                                         Class A                 Class B                           Class C                Class IS
Fund

=====================================
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
                                      Service Fees   Distribution       Service        Distribution      Service        Service
                                                     Fees                Fees          Fees              Fees           Fees
===================================== ============== ================== ============== ================= ============== ===========
Aggressive Growth Fund                $329,729       $472,640           $157,546       $61,226           $20,409        N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Capital Growth Fund                   $615,284       $1,356,643         $452,214       $1,748,905        $582,968       N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Core Equity Fund                      N/A            N/A                N/A            N/A               N/A            $172,013
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Emerging Growth Fund                  $1,467,390     $242,758           $80,919        $35,493           $11,831        N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Evergreen Fund                        $208,331       $1,951,076         $650,359       $38,997           $12,999        N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Growth Fund                           $171,425       $80,152            $26,717        $2,083,567        $694,522       N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Large Company Growth Fund             $1,300,017     $282,329           $94,110        $50,709           $16,903        N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Masters Fund                          $226,641       $669,187           $223,062       $68,107           $22,702        N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Omega Fund                            $1,258,895     $5,624,505         $1,874,835     $1,355,827        $451,943       N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Premier 20 Fund                       $224,423       $47,939            $15,980        $17,260           $5,753         N/A
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Select Strategic Growth Fund          $621           $2,715             $905           $1,146            $382           $41,929
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Special Equity Fund                   $83,770        $303,587           $101,195       $153,688          $51,229        $10,769
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Stock Selector Fund                   $58,227        $40,183            $13,394        $2,587            $862           $2,446
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
------------------------------------- -------------- ------------------ -------------- ----------------- -------------- -----------
Tax Strategic Equity Fund             $8,853         $64,246            $21,415        $31,307           $10,436        N/A
===================================== ============== ================== ============== ================= ============== ===========


Trustee Compensation

         Listed below is the Trustee compensation paid by the Funds within Evergreen Equity Trust and Evergreen Select Equity Trust for the fiscal year ended September 30, 2002 and by the Trusts and the seven other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2002. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

                                                                             Total Compensation from the
         Trustee                              Aggregate Compensation from   Evergreen Fund Complex for the
                                              the Funds for the fiscal     twelve months ended 12/31/2002
                                              year ended 9/30/2002
         ---------------------------------- ------------------------------ --------------------------------
         Laurence B. Ashkin**                          $4,730                          $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Charles A. Austin, III                        $11,150                        $125, 000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Arnold H. Dreyfuss**                          $4,784                          $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         K. Dun Gifford                                $12,380                        $143,500
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         James S. Howell***                            $4,705                          $52,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Leroy Keith Jr.                               $11,100                        $125, 000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Gerald M. McDonnell                           $12,134                        $134,727
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Thomas L. McVerry                             $11,100                        $125, 000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Louis W. Moelchert, Jr.****                   $4,109                          $21,065
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         William Walt Pettit                           $11,150                        $125, 000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         David M. Richardson                           $11,150                        $125, 000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Russell A. Salton, III                        $12,489                        $144,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Michael S. Scofield                           $13,607                        $160,000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Richard J. Shima                              $11,150                        $125, 000
         ---------------------------------- ------------------------------ --------------------------------
         ---------------------------------- ------------------------------ --------------------------------
         Richard K. Wagoner                            $11,150                        $125,000
         ================================== ============================== ================================

         *Certain Trustees have elected to defer all or part of their total compensation for the calendar year ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin $93,750
                  Howell $36,400
                  McVerry   $125,000
                  Pettit  $125,000

         **As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
         ***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.
         ****As of January 2, 2002, Louis W. Moelchert, Jr. resigned. He received compensation through December 2001.




                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of September 30, 2002. The after-tax returns shown are for each Fund's oldest class or one of each Fund's oldest classes; after-tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

  =================== ==================== ===================== ==================== =====================
                                                                 Ten Years or Since
                                                                 Inception Date       Inception Date

  Fund/Class          One Year             Five Years            Of Class             of Class
  =================== ==================== ===================== ==================== =====================
  =========================================================================================================

  Aggressive Growth Fund (1)

  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -19.61%               -2.10%                7.44%         4/15/1983
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A+                  -19.61%               -4.85%                5.70%         4/15/1983
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A+                  -12.04%               -1.07%                6.53%         4/15/1983
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -19.58%               -1.89%                7.53%         7/7/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -17.02%               -1.72%                7.51%         8/3/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -14.46%               -0.61%                8.30%         7/11/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Capital Growth Fund (2)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -27.93%               -0.91%                7.48%         4/29/1992
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A+                  -27.93%               -2.58%                5.40%         4/29/1992
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A+                  -17.15%               -1.04%                5.41%         4/29/1992
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -27.91%               -0.45%                7.90%         10/25/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -25.64%               -0.73%                7.21%         4/29/1992
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -23.37%               0.51%                 8.26%         11/19/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Core Equity Fund (3)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -20.13%               -5.75%                5.29%         11/24/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I+                  -20.68%                N/A                   N/A          11/24/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I+                  -11.77%                N/A                   N/A          11/24/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class IS                  -20.32%               -5.98%               -5.03%         2/4/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Emerging Growth Fund (4)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -19.24%               -8.07%                5.28%         1/20/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -19.46%               -7.75%                5.55%         9/11/1935
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B+                  -19.46%              -11.13%                2.15%         9/11/1935
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B+                  -11.95%               -5.83%                4.27%         9/11/1935
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -16.52%               -7.72%                5.48%         1/26/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -14.41%               -6.77%                6.02%         1/26/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Evergreen Fund (5)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -24.98%               -9.39%                4.13%         1/3/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -25.01%               -9.18%                4.18%         1/3/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -22.53%               -9.13%                4.09%         1/3/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -20.17%               -8.04%                5.00%         10/15/1971
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -20.17%               -9.70%                3.03%         10/15/1971
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -12.39%               -5.33%                4.23%         10/15/1971
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -18.63%               -4.60%                7.81%         6/5/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -18.55%               -4.39%                7.87%         10/18/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -16.09%               -4.37%                7.74%         4/15/1985
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C+                  -16.09%               -7.01%                4.24%         4/15/1985
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C+                  -9.88%                -3.93%                5.02%         4/15/1985
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -13.44%               -3.28%                8.24%         11/19/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Large Company Growth Fund (4)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -21.21%               -3.68%                6.94%         1/20/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -21.07%               -3.39%                7.21%         9/11/1935
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B+                  -21.07%               -6.45%                4.03%         9/11/1935
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B+                  -12.94%               -2.16%                5.65%         9/11/1935
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -18.65%               -3.40%                7.09%         1/22/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -16.25%               -2.58%                7.55%         6/30/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Masters Fund

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- -------------------- --------------------- ---------------------
  Class A                   -25.78%                N/A                -11.65%         12/31/1998
  ------------------- -------------------- -------------------- --------------------- ---------------------
  ------------------- -------------------- -------------------- --------------------- ---------------------
  Class A+                  -25.78%                N/A                -12.84%         12/31/1998
  ------------------- -------------------- -------------------- --------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- -------------------- --------------------- ---------------------
  Class A+                  -15.83%                N/A                 -9.08%         12/31/1998
  ------------------- -------------------- -------------------- --------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- -------------------- --------------------- ---------------------
  Class B                   -25.80%                N/A                -11.52%         12/31/1998
  ------------------- -------------------- -------------------- --------------------- ---------------------
  ------------------- -------------------- -------------------- --------------------- ---------------------
  Class C                   -23.32%                N/A                -11.14%         12/31/1998
  ------------------- -------------------- -------------------- --------------------- ---------------------
  ------------------- -------------------- -------------------- --------------------- ---------------------
  Class I                   -21.12%                N/A                -10.05%         12/31/1998
  ------------------- -------------------- -------------------- --------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Omega Fund (1)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -23.02%               -1.43%                7.85%         4/29/1968
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A+                  -23.02%               -2.64%                5.85%         4/29/1968
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A+                  -14.13%               -0.97%                5.98%         4/29/1968
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -22.96%               -1.28%                7.69%         8/2/1993
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -20.53%               -1.19%                7.59%         8/2/1993
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -18.11%               -0.01%                8.62%         1/13/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Premier 20 Fund

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -22.48%                N/A                 -39.37%        10/31/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A+                  -22.48%                N/A                 -39.37%        10/31/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A+                  -13.80%                N/A                 -29.87%        10/31/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -22.61%                N/A                 -39.33%        10/31/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -19.92%                N/A                 -38.19%        10/31/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -17.74%                N/A                 -37.38%        10/31/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Select Small Cap Growth Fund

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -11.98%               -4.79%                1.57%         12/28/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I+                  -11.98%               -6.39%                0.22%         12/28/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I+                  -7.36%                -4.06%                0.98%         12/28/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------

  Select Strategic Growth Fund (7)

  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -22.17%               -0.99%                9.84%         5/11/2001
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -22.03%               -0.26%               10.23%         5/11/2001
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -19.60%               -0.23%               10.09%         5/11/2001
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -17.16%               0.28%                10.84%         11/24/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I+                  -17.25%                N/A                   N/A          11/24/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I+                  -10.53%                N/A                   N/A          11/24/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class IS                  -17.40%               0.00%                10.55%         2/27/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Special Equity Fund (8)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -27.42%               -2.32%                7.11%         8/30/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -27.30%               -1.83%                7.58%         8/30/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -25.02%               -1.80%                7.45%         8/30/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -22.75%               -0.88%                8.08%         3/15/1994
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I+                  -22.75%               -3.97%                4.29%         3/15/1994
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I+                  -13.97%               -1.44%                5.18%         3/15/1994
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class IS                  -22.87%               -1.11%                7.88%         3/15/1994
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Stock Selector Fund (9)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -24.86%               -6.18%                6.43%         2/28/1990
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A+                  -25.02%               -9.17%                3.17%         2/28/1990
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A+                  -15.24%               -4.79%                4.49%         2/28/1990
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -24.77%               -7.59%                5.74%         11/7/1997
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -22.35%               -5.72%                6.70%         6/30/1999
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -20.05%               -4.85%                7.24%         2/21/1995
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class IS                  -20.25%               -5.07%                7.06%         6/30/2000
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------

  Tax Strategic Equity Fund (5)

  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class A                   -25.26%                N/A                 -4.89%         9/4/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class B                   -25.37%                N/A                 -4.66%         10/14/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class C                   -23.07%                N/A                 -4.41%         11/4/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I                   -20.62%                N/A                 -3.22%         9/1/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I+                  -20.62%                N/A                 -3.23%         9/1/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ---------------------------------------------------------------------------------------------------------
  ------------------- -------------------- --------------------- -------------------- ---------------------
  Class I+                  -12.66%                N/A                 -2.55%         9/1/1998
  ------------------- -------------------- --------------------- -------------------- ---------------------
  ---------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  =========================================================================================================

(1) Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

(2) Historical performance shown for Classes B and I prior to their inception is based on the performance of Class A, the original class offered along with Class
C. The historical returns for Classes B and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower and returns for Class I would have been higher

(3) Historical performance shown for Class I prior to 11/24/1997 is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Historical performance shown for Class IS Shares from 11/24/1997 to its inception is based on the performance of Class I shares and has not been adjusted to reflect the effect of the 0.25% 12b-1 fee applicable to Class IS shares. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class IS would have been lower.

(4) Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

(5) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

(6) Historical performance shown for Classes A, B and I prior to their inception is based on the performance of Class C, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

(7) Historical performance shown for Class I prior to 11/24/1997 is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

(8) Historical performance shown for Class I prior to its inception is based on the performance of the Class Y shares of the fund's predecessor fund, CoreFund Special Equity Fund. Historical performance shown for Class IS prior to its inception is based on the performance of the Class A shares of the fund's predecessor fund, CoreFund Special Equity Fund, and reflects the same 0.25% 12b-1 fee applicable to Class IS. Historical performance shown for Classes A, B and C prior to their inception is based on 1) Class IS from 7/27/1998 to their inception and 2) the performance of the Class A shares of the fund's predecessor fund, CoreFund Special Equity Fund. The performance has not been adjusted to reflect the differences in the 12b-1 fee applicable to each class. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been re?ected, returns for Classes B and C would have been lower.

(9) Historical performance shown for Classes B, C, I and IS prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

+ The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

               COMPUTATION OF CLASS A AND CLASS C OFFERING PRICES

         Class A and Class C shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A and Class C shares of each Fund. The example assumes a purchase of Class A and Class C shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's class as of September 30, 2002. For more information, see "Pricing of Shares" in Part 2 of this SAI.

       ========================================= =============== =================== ===================
                                                 Net Asset       Per Share Sales     Offering Price

       Fund                                      Value           Charge              Per Share
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Aggressive Growth Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $11.27          5.75%               $11.96
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $10.33          1.00%               $10.43
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Capital Growth Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $16.80          5.75%               $17.82
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $15.36          1.00%               $15.52
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Emerging Growth Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $2.98           5.75%               $3.16
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $2.85           1.00%               $2.88
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Evergreen Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $8.92           5.75%               $9.46
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $8.42           1.00%               $8.51
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Growth Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $10.66          5.75%               $11.31
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $9.84           1.00%               $9.94
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Large Company Growth Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $4.68           5.75%               $4.97
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $4.47           1.00%               $4.52
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Masters Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $5.70           5.75%               $6.05
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $5.53           1.00%               $5.59
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Omega Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $16.69          5.75%               $17.71
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $15.14          1.00%               $15.29
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Premier 20 Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $4.07           5.75%               $4.32
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $4.02           1.00%               $4.06
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Select Strategic Growth Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $18.86          5.75%               $20.01
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $18.72          1.00%               $18.91
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Special Equity Fund

       -------------------------------------------------------------------------------------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $7.57           5.75%               $8.03
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $7.40           1.00%               $7.47
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Stock Selector Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $9.70           5.75%               $10.29
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $9.53           1.00%               $9.63
       ----------------------------------------- --------------- ------------------- -------------------
       -------------------------------------------------------------------------------------------------
       Tax Strategic Equity Fund

       ----------------------------------------- --------------- ------------------- -------------------
       Class A                                   $8.64           5.75%               $9.17
       ----------------------------------------- --------------- ------------------- -------------------
       ----------------------------------------- --------------- ------------------- -------------------
       Class C                                   $8.40           1.00%               $8.48
       ========================================= =============== =================== ===================


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of each Trust's Board of Trustees. EIS provides the Evergreen funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate:

=================================== ======================================
     Average Daily Net Assets                  Administrative
      of the Evergreen Funds                  Service Fee Rates

----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
        First $50 billion                          0.100%

----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
         Next $25 billion                          0.090%
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
         Next $25 billion                          0.080%
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
         Next $25 billion                          0.075%
----------------------------------- --------------------------------------
----------------------------------- --------------------------------------
   On assets over $125 billion                     0.050%

=================================== ======================================

        Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

           ==================================================== ================
           Fund/Fiscal Year or Period                           Administrative
                                                                Fee Paid

           ==================================================== ================
           =====================================================================
           Year or Period Ended September 30, 2002

           ---------------------------------------------------------------------
           ---------------------------------------------------- ----------------
           Aggressive Growth Fund                               $220,685
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Capital Growth Fund                                  $750,989
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Core Equity Fund                                     $1,691,488
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Emerging Growth Fund                                 $626,602
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Evergreen Fund                                       $805,797
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Growth Fund                                          $565,192
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Large Company Growth Fund                            $566,212
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Masters Fund                                         $190,926
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Omega Fund                                           $1,448,086
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Premier 20 Fund                                      $98,531
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Select Small Cap Growth Fund                         $129,093
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Select Strategic Growth Fund                         $775,059
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Special Equity Fund                                  $360,018
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Stock Selector Fund                                  $891,379
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Tax Strategic Equity Fund                            $16,358
           ---------------------------------------------------- ----------------
           ---------------------------------------------------------------------
           Year or Period Ended September 30, 2001

           ---------------------------------------------------------------------
           ---------------------------------------------------- ----------------
           Aggressive Growth Fund                               $321,803
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Capital Growth Fund                                  $895,758
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Core Equity Fund (a)                                 $446,199
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Core Equity Fund (b)                                 $2,226,364
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Emerging Growth Fund                                 $863,504
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Evergreen Fund                                       $1,211,711
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Growth Fund                                          $872,442
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Large Company Growth Fund                            $829,823
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Masters Fund                                         $288,401
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Omega Fund                                           $1,942,242
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Premier 20 Fund                                      $87,107
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Select Small Cap Growth Fund (a)                     $33,135
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Select Small Cap Growth Fund (b)                     $144,055
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Select Strategic Growth Fund (a)                     $172,453
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Select Strategic Growth Fund (b)                     $793,131
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Special Equity Fund (a)                              $94,169
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Special Equity Fund (b)                              $364,190
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Stock Selector Fund                                  $1,101,134
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Tax Strategic Equity Fund                            $22,964
           ---------------------------------------------------- ----------------
           ---------------------------------------------------------------------
           Year or Period Ended September 30, 2000

           ---------------------------------------------------------------------
           ---------------------------------------------------- ----------------
           Aggressive Growth Fund                               $327,180
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Capital Growth Fund                                  $710,465
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Core Equity Fund (c)                                 $1,575,686
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Emerging Growth Fund                                 $936,398
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Evergreen Fund                                       $1,395,821
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Growth Fund                                          $897,662
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Large Company Growth Fund                            $1,360,194
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Masters Fund                                         $247,208
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Omega Fund                                           $1,446,746
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Select Small Cap Growth Fund (c)                     $76,272
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Select Strategic Growth Fund (c)                     $458,214
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Special Equity Fund (c)                              $364,190
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Stock Selector Fund                                  $499,952
           ---------------------------------------------------- ----------------
           ---------------------------------------------------- ----------------
           Tax Strategic Equity Fund                            $20,749
           ==================================================== ================
           =====================================================================

(a) For the three months ended September 30, 2001. The Fund changed its fiscal year end from June 30 to September 30, effective July 31, 2001
(b)      Year Ended June 30, 2001.
(c)      Year ended June 30, 2000.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         Each Fund pays ESC annual fees as follows:

                 -------------------------------------- ----------------- --------------------
                                                         Annual Fee Per     Annual Fee Per
                                                         Open Account*     Closed Account**
                 Fund Type
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Monthly Dividend Funds                 $26.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Quarterly Dividend Funds               $25.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Semiannual Dividend Funds              $24.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Annual Dividend Funds                  $24.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Money Market Funds                     $26.75            $9.00
                 -------------------------------------- ----------------- --------------------

                  * For shareholder accounts only. The Funds pays ESC cost plus 15% for broker accounts.
                  ** Closed accounts are maintained on the system in order to facilitate historical tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Funds' securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are incorporated by reference to each Fund's Annual Report , copies of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling toll-free at 1.800.343.2898, or by downloading it off our website at EvergreenInvestments.com.

                                       2-1

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)   Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

(v)      Federal National Mortgage Association; and

(vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a
--------------------------------------------------------------------------
corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and the International Bank for Reconstruction and Development

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

Equity Funds
---------------------------- ----------------- ------------------
Your Investment              As a % of NAV     As a % of your
                             excluding sales   investment
                             charge

---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
Up to $49,999                5.75%             6.10%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$50,000-$99,999              4.50%             4.71%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$100,000-$249,999            3.75%             3.90%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$250,000-$499,999            2.50%             2.56%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$500,000-$999,999            2.00%             2.04%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$1,000,000-$2,999,999        0.00%             0.00%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$3,000,000-$4,999,999        0.00%             0.00%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$5,000,000 or greater        0.00%             0.00%
---------------------------- ----------------- ------------------

---------------------------- ----------------- ------------------

Long-term Bond Funds

Your Investment              As a % of NAV     As a % of your
                             excluding sales   investment
                             charge

---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
Up to $49,999                4.75%             4.99%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$50,000-$99,999              4.50%             4.71%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$100,000-$249,999            3.75%             3.90%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$250,000-$499,999            2.50%             2.56%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$500,000-$999,999            2.00%             2.04%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$1,000,000-$2,999,999        0.00%             0.00%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$3,000,000-$4,999,999        0.00%             0.00%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$5,000,000 or greater        0.00%             0.00%
---------------------------- ----------------- ------------------

---------------------------- ----------------- ------------------

Short-term Bond Funds

Your Investment              As a % of NAV     As a % of your
                             excluding sales   investment
                             charge

---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
Up to $49,999                3.25%             3.36%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$50,000-$99,999              3.00%             3.09%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$100,000-$249,999            2.50%             2.56%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$250,000-$499,999            2.00%             2.04%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$500,000-$999,999            1.50%             1.52%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$1,000,000-$2,999,999        0.00%             0.00%
---------------------------- ----------------- ------------------
---------------------------- ----------------- ------------------
$3,000,000 or greater        0.00%             0.00%
---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common. Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                       CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                                5.00%
Second 12-month period following the month of purchase                4.00%
Third 12-month period following the month of purchase                 3.00%
Fourth 12-month period following the month of purchase                3.00%
Fifth 12-month period following the month of purchase                 2.00%
Sixth 12-month period following the month of purchase                 1.00%
Thereafter                                                            0.00%


         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares at NAV with a front-end sales charge of 1.00%. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                      CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                               1.00%

Thereafter                                                           0.00%

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1.   purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5.  a  systematic   withdrawal   from  the  ERISA  plan  of  a
                  shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                                           [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                 the initial $1,000, after taxes on
                 fund distributions and redemption.




Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

              Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                           [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                            -------------------------- -------------------------
                                                            Current Maximum
                                      Class            12b-1 Fees Allowed Under
                                                               the Plans

                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        A                      0.75%(a)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        B                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        C                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        S                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                       S1                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                 Administrative                0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                              Institutional Service            0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Investor                   0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                   Participant                 0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                     Reserve                   0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Resource                   1.00%(d)
                            -------------------------- -------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1)      to  compensate   broker-dealers   or  other  persons  for
                  distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.


Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:

Equity Funds

-------------------------------- --------------------------------
Your Investment                  Dealer Commission as a % of NAV
-------------------------------- --------------------------------
-------------------------------- --------------------------------
Up to $49,999                    5.00%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$50,000-$99,999                  4.25%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$100,000-$249,999                3.25%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$250,000-$499,999                2.00%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$500,000-$999,999                1.75%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$1,000,000-$2,999,999            1.00% of the first $2,999,999,
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$3,000,000-$4,999,999            0.50% of the next $2,000,000,
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$5,000,000 or greater            0.25% of amounts equal to or
                                 over $5,000,000*
-------------------------------- --------------------------------
* Evergreen  Equity Index Fund
pays 0.25% to investment firms
for    all    amounts     over
$1,000,000.

Long-term Bond Funds

-------------------------------- --------------------------------
Your Investment                  Dealer Commission as a % of NAV
-------------------------------- --------------------------------
-------------------------------- --------------------------------
Up to $49,999                    4.25%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$50,000-$99,999                  4.25%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$100,000-$249,999                3.25%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$250,000-$499,999                2.00%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$500,000-$999,999                1.75%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$1,000,000-$2,999,999            1.00% of the first $2,999,999,
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$3,000,000-$4,999,999            0.50% of the next $2,000,000,
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$5,000,000 or greater            0.25% of amounts equal to or
                                 over $5,000,000
-------------------------------- --------------------------------

-------------------------------- --------------------------------

Short-term Bond Funds

Your Investment                  Dealer Commission as a % of NAV
-------------------------------- --------------------------------
-------------------------------- --------------------------------
Up to $49,999                    2.75%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$50,000-$99,999                  2.75%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$100,000-$249,999                2.25%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$250,000-$499,999                1.75%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$500,000-$999,999                1.25%
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$1,000,000-$2,999,999            0.50% of the first $2,999,999,
-------------------------------- --------------------------------
-------------------------------- --------------------------------
$3,000,000 or greater            0.25% of amounts equal to or
                                 over $3,000,000**
-------------------------------- --------------------------------
**       Evergreen Adjustable Rate Fund pays 0.25% to investment firms for all amounts over $1,000,000.

         EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares of a Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Wachovia Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended September 30, 2002, the Executive Committee held nine committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC and OFFITBANK Fund Advisors. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, and Dr. Russell A. Salton, III, , each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended September 30, 2002, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Thomas L. McVerry, Dr. Leroy Keith, David Richardson, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended September 30, 2002, the Performance Committee held four committee meetings.


         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of
                                                                                                  Portfolios           Other
        Name and                        Beginning                                                 Overseen in      Directorships
      Date of Birth         Position     Year of       Principal Occupations for Last Five      Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2002       Funds Complex

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
Charles A. Austin III                                Investment Counselor, Appleton
DOB: 10/23/1934                                      Partners, Inc. (investment advice);
                                                     Former Director, Health Development

                            Trustee        1991      Corp. (fitness-wellness centers);                108               None
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;
K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             108               None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Dr. Leroy Keith, Jr.        Trustee        1983      Partner, Stonington Partners, Inc.               108         Trustee,
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Sales Manager, SMI STEEL Co. - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               108               None
                                                     Funds and Cash Resource Trust

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Director of Carolina Cooperative Credit
Thomas L. McVerry                                    Union; Former Director, Mentor Income
DOB: 8/2/1938                                        Fund, Inc.; Former Trustee, Mentor
                            Trustee        1993      Funds and Cash Resource Trust                    108               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President in the law
                                                     firm of Kellam & Pettit, P.A.; Former
William Walt Pettit                                  Director, Mentor Income Fund, Inc.;
DOB: 8/26/1955              Trustee        1984      Former Trustee, Mentor Funds and Cash            108               None
                                                     Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President, Richardson, Runden & Company
                                                     (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
David M. Richardson                                  Director, J&M Cumming Paper Co. (paper
DOB: 9/19/1941                                       merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR
                            Trustee        1982      International, Inc. (executive                   108               None
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President/CEO, AccessOne MedCard;
                                                     Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former
Dr. Russell A. Salton,                               Medical Director, U.S. Health
III                                                  Care/Aetna Health Services; Former
DOB: 6/2/1947                                        Director, Mentor Income Fund, Inc.;
                            Trustee        1984      Former Trustee, Mentor Funds and Cash            108               None
                                                     Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Attorney, Law Offices of Michael S.
Michael S. Scofield                                  Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                            Trustee        1984      Mentor Funds and Cash Resource Trust             108               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent Consultant; Director, Trust
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
Richard J. Shima                                     Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Director, Mentor Income Fund,             108               None
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Member and Former President, North
                                                     Carolina Securities Traders
                                                     Association; Member, Financial Analysts
                                                     Society; Former Chief Investment
Richard K. Wagoner,                                  Officer, Executive Vice President and
CFA**                                                Head of Capital Management Group, First
DOB: 12/12/1937                                      Union National Bank; Former Consultant
                                                     to the Boards of Trustees of the
                           Trustee         1999      Evergreen funds; Former Member, New              108               None
                                                     York Stock Exchange; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

     Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex

----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr.          None
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Capital Growth Fund                  $1-$10,000
Gerald M. McDonnell *                                                                             $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Aggressive Growth Fund               $10,001-$50,000
Thomas L. McVerry *                                                                               $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
                              ----------------------------------------------- ------------------- ---------------------
William Walt Pettit *         Evergreen Aggressive Growth Fund                $1-$10,000          $10,001-$50,000
                              ---------------------------------------------- ------------------- ---------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
                                                                                                   $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- --------------------- -------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ----------------------------------------------- ------------------- -------------------
----------------------------- ----------------------------------------------- ------------------- -------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ----------------------------------------------- -------------------  ------------------
============================= ---------------------------------------------- -------------------- ====================
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III *  None
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

* In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans.

** In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen funds complex.


         Set forth below are the officers of each of the nine Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------
William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
401 S. Tryon, 12th Floor                                  Company, Inc and Chief Operating Officer, Capital
Charlotte, NC 28288                                       Management Group, Wachovia Bank, N.A.
DOB: 6/26/1960

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.; former Senior
Boston, MA 02116                                          Manager, KPMG LLP.
DOB: 12/25/1963

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Nimish S. Bhatt                  Vice President and       Vice President, Tax, BISYS Fund Services; former Assistant
BISYS                            Assistant Treasurer      Vice President, EAMC/First Union National Bank; former
3435 Stelzer Road Columbus, OH                            Senior Tax Consulting/Acting Manager, Investment Companies
43219-8001                                                Group, PricewaterhouseCoopers LLP, New York.
DOB: 6/6/1963

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road Columbus, OH
43219-8001
DOB: 1/23/1965

-------------------------------- ------------------------ -------------------------------------------------------------


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                         COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                             EVERGREEN EQUITY TRUST

                                     PART C

                               OTHER INFORMATION


Item 15. Indemnification.

Insofar as indemnification for liability arising under the Securities as of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The response to this item is incorporated by reference to the sub-caption "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.


Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Equity Trust's Registration Statement on Form N-1A filed on October 8, 1997, Registration No. 333-37453.

2.       Bylaws.   Incorporated   by  reference  to  Evergreen   Equity  Trust's
         Post-Effective Amendment No. 30 filed on January 26, 2001, Registration No. 333-37453.

3.       Not applicable.

4.       Form  of   Agreement   and  Plan  of   Reorganization.   Exhibit  A  to
         Prospectus/Proxy Statement contained in Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Equity Trust Articles II., III.6(c),IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III., and VIII, included as part of Exhibits 1 and 2 of this Registration Statement.

6 Investment Advisory Agreement between Evergreen Investment Management Company, LLC and Evergreen Equity Trust. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 51 filed on November 25, 2002, Registration No. 333-37453.

7(a)     Underwriting   Agreements  between  Evergreen  Distributor,   Inc.  and
         Evergreen Equity Trust for Classes A and C. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 49 filed on November 6, 2002, Registration No. 333-37453.

7(b)     Underwriting   Agreements  between  Evergreen  Distributor,   Inc.  and
         Evergreen Equity Trust for Class B. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 54 filed on January 28, 2003, Registration No. 333-37453.

7(c)     Underwriting   Agreements  between  Evergreen  Distributor,   Inc.  and
         Evergreen Equity Trust for Class I. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 50 filed on November 12, 2002, Registration No. 333-37453.

7(d) Specimen Copy of Dealer Agreement for Class A, Class B and Class C shares used by Evergreen Distributor, Inc. Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed on November 10, 1997.

8. Deferred Compensation Plan. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 30 filed on January 26, 2001, Registration No. 333-37453.

9. Agreement between State Street Bank and Trust Company and Evergreen Equity Trust. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 36 filed on February 28, 2002, Registration No. 333-37453.

10(a) Rule 12b-1 Distribution Plans for Classes A, B and C. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 49 filed on November 6, 2002, Registration No. 333-37453.

10(b) Multiple Class Plan. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 33 filed on November 28, 2001, Registration No. 333-37453.

11.      Opinion and Consent of Sullivan & Worcester  LLP. Contained herein.

12.      Tax Opinion and Consent of Sullivan & Worcester LLP.  To be filed by
         Amendment.

13.      Not applicable.

14       Consent of KPMG LLP. Contained herein.

15.      Not applicable.

16. Powers of Attorney. Incorporated by reference to Evergreen Equity Trust's Post-Effective Amendment No. 33 filed on November 28, 2001, Registration No. 333-37453.

17.      Form of Proxy Card.  Contained herein.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of February, 2003.


                                         EVERGREEN EQUITY TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of February, 2003.


/s/ William M. Ennis                    /s/ Carol A. Kosel                 /s/ Charles A. Austin, III
-----------------------                 ------------------                 --------------------------
William M. Ennis*                       Carol A. Kosel*                    Charles A. Austin III*
President                               Treasurer                          Trustee
(Chief Executive Officer)               (Principal Financial and
                                        Accounting Officer)

/s/ K. Dun Gifford                      /s/ William Walt Pettit            /s/ Gerald M. McDonnell
-----------------------                 -----------------------            -----------------------
K. Dun Gifford*                         William Walt Pettit*               Gerald M. McDonnell*
Trustee                                 Trustee                            Trustee


/s/ Michael S. Scofield                 /s/ David M. Richardson            /s/ Richard J. Shima
-----------------------                 -----------------------            -------------------------
Michael S. Scofield*                    David M. Richardson*               Richard J. Shima*
Chairman of the Board                   Trustee                            Trustee
and Trustee

/s/ Russell A. Salton, III MD           /s/ Leroy Keith, Jr.               /s/ Richard K. Wagoner
-----------------------------           ------------------------           -------------------------
Russell A. Salton, III MD*              Leroy Keith, Jr.*                  Richard K. Wagoner*
Trustee                                 Trustee                            Trustee



*By: /s/ Maureen E. Towle

----------------------------
Maureen E. Towle
Attorney-in-Fact

         *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the applicable above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

EXHIBIT NO.             EXHIBIT

11       Opinion and Consent of Sullivan & Worcester, LLP
14       Consent of KPMG LLP
17       Form of Proxy Card

                      [SULLIVAN & WORCESTER LLP LETTERHEAD]



                                                              February 25, 2003



Evergreen Equity Trust
200 Berkeley Street
Boston, Massachusetts  02116-5034

Ladies and Gentlemen:

         We have been requested by Evergreen Equity Trust, a Delaware statutory trust with transferable shares (the "Trust") established under an Agreement and Declaration of Trust dated September 18, 1997, as amended (the "Declaration"), for our opinion with respect to certain matters relating to Evergreen Growth Fund (the "Fund"), a series of the Trust. We understand that the Trust is about to file a Registration Statement on Form N-14 for the purpose of registering shares of the Trust under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the proposed acquisition by the Fund of all of the assets of Evergreen Select Small Cap Growth Fund (the "Acquired Fund"), a series of Evergreen Select Equity Trust in exchange solely for shares of the Fund and the assumption by the Fund of the identified liabilities of the Acquired Fund pursuant to an Agreement and Plan of Reorganization, the form of which is included in the Form N-14 Registration Statement (the "Plan").

         We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine to our satisfaction, of the Trust's Declaration and By-Laws, and other documents relating to its organization, operation, and proposed operation, including the proposed Plan, and we have made such other investigations as, in our judgment, are necessary or appropriate to enable us to render the opinion expressed below.

         We are admitted to the Bars of The Commonwealth of Massachusetts and the District of Columbia and generally do not purport to be familiar with the laws of the State of Delaware. To the extent that conclusions based on the laws of the State of Delaware are involved in the opinion set forth herein below, we have relied, in rendering such opinions, upon our examination of Chapter 38 of Title 12 of the Delaware Code Annotated, as amended, entitled "Treatment of Delaware Statutory Trusts" (the "Delaware statutory trust law") and on our knowledge of interpretation of analogous common law of The Commonwealth of Massachusetts. Pursuant to the Delaware statutory trust law, business trusts, such as the Trust, formed under the Delaware statutory trust law prior to September 1, 2002 are deemed to be statutory trusts. Accordingly, we have used the term statutory trust throughout this opinion letter in describing the Trust.

         Based upon the foregoing, and assuming the approval by shareholders of the Acquired Fund of certain matters scheduled for their consideration at a meeting presently anticipated to be held on May 30, 2003, it is our opinion that the shares of the Fund currently being registered, when issued in accordance with the Plan and the Trust's Declaration and By-Laws, will be legally issued, fully paid and non-assessable by the Trust, subject to compliance with the 1933 Act, the Investment Company Act of 1940, as amended, and applicable state laws regulating the offer and sale of securities.

         We note that pursuant to Sections 4 and 5 of Article IV of the Trust's Declaration, the Trustees have the power to cause any shareholder or any shareholder of a particular series to pay directly, in advance or arrears, certain expenses of the Trust by setting off such expenses due from such shareholders from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

         We hereby consent to the filing of this opinion with and as a part of the Registration Statement on Form N-14 and to the reference to our firm under the caption "Legal Matters" in the Prospectus/Proxy Statement filed as part of the Registration Statement. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the 1933 Act or the rules and regulations promulgated thereunder.

                                                    Very truly yours,

                                                    /s/ Sullivan & Worcester LLP

                                                    SULLIVAN & WORCESTER LLP

                         CONSENT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Evergreen Select Equity Trust
Evergreen Equity Trust

We consent to the use of our reports, dated November 1, 2002, incorporated by reference in this registration statement, relating to the financial statements of Evergreen Select Small Cap Growth Fund, a series of Evergreen Select Equity Trust, and Evergreen Growth Fund, a series of Evergreen Equity Trust, and to the reference to our firm under the caption "FINANCIAL STATEMENTS AND EXPERTS" in the Prospectus/Proxy Statement.

                                                      /s/ KPMG LLP


Boston, Massachusetts
February 25, 2003

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

          THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" EACH PROPOSAL.

                   PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN

                   YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

                  Please detach at perforation before mailing.

   - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                     EVERGREEN SELECT SMALL CAP GROWTH FUND

                    A series of Evergreen Select Equity Trust

                      PROXY FOR THE MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 30, 2003


         The undersigned, revoking all Proxies heretofore given, hereby appoints Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy and Lloyd Lipsett or any of them as Proxies of the undersigned, with full power of substitution, to vote on behalf of the undersigned all shares of Evergreen Select Small Cap Growth Fund, a series of Evergreen Select Equity Trust, ("Select Small Cap Growth Fund") that the undersigned is entitled to vote at the special meeting of shareholders of Select Small Cap Growth Fund to be held at 10:00 a.m., Eastern time on May 30, 2003, at the offices of Evergreen funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034 and at any adjournments thereof, as fully as the undersigned would be entitled to vote if personally present.

         NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

                                       Date                 , 2003

                                       ----------------------------------------

                                       ----------------------------------------
                                       Signature(s) and Title(s), if applicable

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -  - - - - - --

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN SELECT EQUITY TRUST. THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSALS IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN SELECT EQUITY TRUST RECOMMENDS A VOTE FOR THE PROPOSALS. PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK. DO NOT USE RED INK.
EXAMPLE: X


         1. To approve an Agreement and Plan of Reorganization whereby Evergreen Growth Fund ("Growth Fund"), a series of Evergreen Equity Trust will (i) acquire all of the assets of Evergreen Select Small Cap Growth Fund ("Select Small Cap Growth Fund") in exchange for shares of Growth Fund; and (ii) assume the identified liabilities of Select Small Cap Growth Fund, as substantially described in the accompanying Prospectus/Proxy Statement.

                              ---- FOR        ---- AGAINST      ---- ABSTAIN


         2. To consider and vote upon such other matters as may properly come before said meeting or any adjournments thereof.


                                 ---- FOR        ---- AGAINST      ---- ABSTAIN

                                                               February 25, 2003



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Equity Trust (the "Trust")
         Evergreen Growth Fund
         Registration Statement on Form N-14AE

Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14AE of Evergreen Equity Trust (the "Trust"). This filing relates to the acquisition of the assets of Evergreen Select Small Cap Growth Fund, a series of the Evergreen Select Equity Trust, by and in exchange for shares of Evergreen Growth Fund, a series of the Trust.

               This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement shall become effective on March 25, 2003, the 30th day after filing.

         Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                         Very truly yours,

                                         /s/ Maureen E. Towle

                                         Maureen E. Towle, Esq.

Enclosures

cc: David Mahaffey, Esq.